Shareholder Report		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key		0000914036
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000241302
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Mid Cap Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.98%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

While the S&P 500 Index reached new highs throughout 2024, there were new reasons which led to seeing improving market breadth. In fact, for the first time since 2022, the broad market saw positive year-over-year earnings growth in the second and third quarters.

Stock selection in financials and materials sectors contributed to performance, while stock selection in industrials and utilities sectors detracted from performance.

  Within financials, an emphasis on quality proved to be a bright spot with Ameriprise (AMP) being a top contributor.

  Within technology, GoDaddy (GDDY), a website builder, contributed to relative results.

  A conservative posture and underweight to industrials was a headwind.

  Additionally, the Fund's position in Lincoln Electric (LECO) hurt performance given it was impacted by a slowdown in electric vehicle sales. Improving fundamentals, and yet still attractive valuations, led financials to remain the largest absolute and relative weight.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
5/1/2023	$10,000	$10,000	$9,999
12/31/2023	$11,109	$11,644	$11,124
12/31/2024	$12,666	$14,449	$12,578

Average Annual Return [Table Text Block]
	1 year	Since Inception 5/1/2023
Service Class	14.02%	15.14%
Morningstar US Market Index	24.09%	24.50%
Russell Midcap® Value Index	13.07%	14.63%

Performance Inception Date		May 01, 2023
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 292,752,438
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 1,921,984
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$292,752,438
# of Portfolio Holdings	99
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,921,984

Holdings [Text Block]

Asset Allocation

Common Stock	96.0%
Money Market Fund	4.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	6.3%
Health Care Providers & Services	6.0%
Insurance	5.8%
Machinery	5.3%
Electronic Equipment, Instruments & Components	5.1%

Material Fund Change [Text Block]
C000241303
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Mid Cap Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$78	0.73%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

While the S&P 500 Index reached new highs throughout 2024, there were new reasons which led to seeing improving market breadth. In fact, for the first time since 2022, the broad market saw positive year-over-year earnings growth in the second and third quarters.

Stock selection in financials and materials sectors contributed to performance, while stock selection in industrials and utilities sectors detracted from performance.

  Within financials, an emphasis on quality proved to be a bright spot with Ameriprise (AMP) being a top contributor.

  Within technology, GoDaddy (GDDY), a website builder, contributed to relative results.

  A conservative posture and underweight to industrials was a headwind.

  Additionally, the Fund's position in Lincoln Electric (LECO) hurt performance given it was impacted by a slowdown in electric vehicle sales. Improving fundamentals, and yet still attractive valuations, led financials to remain the largest absolute and relative weight.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,734	$10,069	$9,522
12/31/2016	$11,165	$11,321	$11,426
12/31/2017	$12,702	$13,753	$12,951
12/31/2018	$11,198	$13,058	$11,359
12/31/2019	$14,195	$17,135	$14,433
12/31/2020	$14,248	$20,717	$15,150
12/31/2021	$18,505	$26,058	$19,443
12/31/2022	$16,996	$20,995	$17,104
12/31/2023	$18,850	$26,545	$19,278
12/31/2024	$21,543	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	14.29%	8.70%	7.98%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 292,752,438
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 1,921,984
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$292,752,438
# of Portfolio Holdings	99
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,921,984

Holdings [Text Block]

Asset Allocation

Common Stock	96.0%
Money Market Fund	4.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	6.3%
Health Care Providers & Services	6.0%
Insurance	5.8%
Machinery	5.3%
Electronic Equipment, Instruments & Components	5.1%

Material Fund Change [Text Block]
C000074971
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Retirement Income Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$65	0.63%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

2024 was another impressive year for risk assets. The S&P 500 Index led equity markets, driven by AI excitement, U.S. exceptionalism and economic momentum broadened earnings expectations.

U.S. mega cap tech led global growth stocks, while post-election deregulation prospects boosted financials, lifting global value stocks. Resilient growth and sticky inflation delayed rate cut expectations, particularly in the U.S. Combination of a strengthening dollar and rising yields meant global investment grade bonds delivered negative returns over the year.

In fixed income, high yield bonds were the top performing asset class for the fourth year in a row as a combination of high all-in yields and tightening spreads boosted returns to over 8%. The high starting yield did partially cushion U.S. Treasuries which still delivered positive returns of 0.6% over the year.

  The underlying JPM Core Bond Fund was the top contributor and JPM Global Select Equity Fund detracted the most from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	S&P Target Date Retirement Income Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,882	$10,062	$9,982
12/31/2016	$10,322	$10,318	$10,482
12/31/2017	$11,424	$10,668	$11,377
12/31/2018	$10,880	$10,682	$11,088
12/31/2019	$12,364	$11,606	$12,566
12/31/2020	$13,503	$12,476	$13,674
12/31/2021	$14,259	$12,275	$14,372
12/31/2022	$12,327	$10,680	$12,766
12/31/2023	$13,723	$11,248	$14,087
12/31/2024	$14,779	$11,401	$15,009

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	7.70%	3.63%	3.98%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 199,374,566
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 614,334
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,374,566
# of Portfolio Holdings	20
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$614,334

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.1%
Equity Funds	23.5%
International Equity Funds	12.5%
Money Market Funds	4.6%
Global Equity Funds	4.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000074970
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Retirement Income Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

2024 was another impressive year for risk assets. The S&P 500 Index led equity markets, driven by AI excitement, U.S. exceptionalism and economic momentum broadened earnings expectations.

U.S. mega cap tech led global growth stocks, while post-election deregulation prospects boosted financials, lifting global value stocks. Resilient growth and sticky inflation delayed rate cut expectations, particularly in the U.S. Combination of a strengthening dollar and rising yields meant global investment grade bonds delivered negative returns over the year.

In fixed income, high yield bonds were the top performing asset class for the fourth year in a row as a combination of high all-in yields and tightening spreads boosted returns to over 8%. The high starting yield did partially cushion U.S. Treasuries which still delivered positive returns of 0.6% over the year.

  The underlying JPM Core Bond Fund was the top contributor and JPM Global Select Equity Fund detracted the most from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	S&P Target Date Retirement Income Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,906	$10,062	$9,982
12/31/2016	$10,373	$10,318	$10,482
12/31/2017	$11,509	$10,668	$11,377
12/31/2018	$10,988	$10,682	$11,088
12/31/2019	$12,519	$11,606	$12,566
12/31/2020	$13,705	$12,476	$13,674
12/31/2021	$14,510	$12,275	$14,372
12/31/2022	$12,576	$10,680	$12,766
12/31/2023	$14,035	$11,248	$14,087
12/31/2024	$15,153	$11,401	$15,009

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	7.96%	3.89%	4.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 199,374,566
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 614,334
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,374,566
# of Portfolio Holdings	20
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$614,334

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.1%
Equity Funds	23.5%
International Equity Funds	12.5%
Money Market Funds	4.6%
Global Equity Funds	4.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043870
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.02%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

While the S&P reached new highs throughout 2024, there were new reasons which led us to finally see improving market breadth. In fact, for the first time since 2022, the broad market saw positive year-over-year earnings growth in the second and third quarters.

  Stock selection in financials and consumer staples sectors contributed to performance, while stock selection in industrials and real estate sectors detracted.

  Within financials, an emphasis on quality proved to be a bright spot with Ameriprise (AMP) being a top contributor.

  Within technology, GoDaddy (GDDY), a website builder, contributed to relative results.

  A conservative posture and underweight to industrials was a headwind.

  Additionally, the Fund's position in Lincoln Electric (LECO) hurt performance given it was impacted by a slowdown in electric vehicle sales. Improving fundamentals, and yet still attractive valuations, led financials to remain the largest absolute and relative weight. The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,204	$10,069	$9,522
12/31/2016	$10,098	$11,321	$11,426
12/31/2017	$11,553	$13,753	$12,951
12/31/2018	$10,165	$13,058	$11,359
12/31/2019	$11,777	$17,135	$14,433
12/31/2020	$11,978	$20,717	$15,150
12/31/2021	$15,421	$26,058	$19,443
12/31/2022	$13,972	$20,995	$17,104
12/31/2023	$15,621	$26,545	$19,278
12/31/2024	$17,987	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	15.14%	8.84%	6.05%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 548,817,119
Holdings Count | Holding		452
Advisory Fees Paid, Amount		$ 4,001,678
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$548,817,119
# of Portfolio Holdings	452
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$4,001,678

Holdings [Text Block]

Asset Allocation

Common Stock	94.3%
Money Market Fund	5.3%
Rights	0.0%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	5.9%
Insurance	5.2%
Banks	5.2%
Health Care Providers & Services	5.1%
Machinery	4.9%

Material Fund Change [Text Block]
C000043869
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$83	0.77%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

While the S&P reached new highs throughout 2024, there were new reasons which led us to finally see improving market breadth. In fact, for the first time since 2022, the broad market saw positive year-over-year earnings growth in the second and third quarters.

  Stock selection in financials and consumer staples sectors contributed to performance, while stock selection in industrials and real estate sectors detracted.

  Within financials, an emphasis on quality proved to be a bright spot with Ameriprise (AMP) being a top contributor.

  Within technology, GoDaddy (GDDY), a website builder, contributed to relative results.

  A conservative posture and underweight to industrials was a headwind.

  Additionally, the Fund's position in Lincoln Electric (LECO) hurt performance given it was impacted by a slowdown in electric vehicle sales. Improving fundamentals, and yet still attractive valuations, led financials to remain the largest absolute and relative weight. The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,226	$10,069	$9,522
12/31/2016	$10,150	$11,321	$11,426
12/31/2017	$11,640	$13,753	$12,951
12/31/2018	$10,267	$13,058	$11,359
12/31/2019	$11,926	$17,135	$14,433
12/31/2020	$12,158	$20,717	$15,150
12/31/2021	$15,693	$26,058	$19,443
12/31/2022	$14,255	$20,995	$17,104
12/31/2023	$15,976	$26,545	$19,278
12/31/2024	$18,443	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	15.44%	9.11%	6.31%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 548,817,119
Holdings Count | Holding		452
Advisory Fees Paid, Amount		$ 4,001,678
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$548,817,119
# of Portfolio Holdings	452
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$4,001,678

Holdings [Text Block]

Asset Allocation

Common Stock	94.3%
Money Market Fund	5.3%
Rights	0.0%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Capital Markets	5.9%
Insurance	5.2%
Banks	5.2%
Health Care Providers & Services	5.1%
Machinery	4.9%

Material Fund Change [Text Block]
C000241304
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Small Cap Core Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	1.00%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Stock selection in the systems hardware and software and services sector contributed to performance. Conversely, stock selection in the pharmaceutical and basic materials sector detracted.

  Overweights in Super Micro Computer** and Rigetti Computing contributed to results.

  An overweight in Atkore International and an underweight in FTAI Aviation detracted from results.

The Fund continues to focus on fundamentals of the economy and company earnings. The Fund focuses on high-conviction stocks and exploits market dislocations for compelling stock selection opportunities  amid market volatility. The Fund may hold a small futures position (under 5%) to equitize excess cash. These positions had minimal impact on performance.

**Please note that as of December 2024, the Fund no longer holds Super Micro Computers.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,445	$10,069	$9,559
12/31/2016	$11,324	$11,321	$11,595
12/31/2017	$13,014	$13,753	$13,294
12/31/2018	$11,428	$13,058	$11,830
12/31/2019	$14,200	$17,135	$14,849
12/31/2020	$16,093	$20,717	$17,813
12/31/2021	$19,482	$26,058	$20,453
12/31/2022	$15,672	$20,995	$16,273
12/31/2023	$17,679	$26,545	$19,028
12/31/2024	$19,701	$32,941	$21,223

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	11.44%	6.77%	7.02%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 199,265,153
Holdings Count | Holding		563
Advisory Fees Paid, Amount		$ 1,201,807
InvestmentCompanyPortfolioTurnover		82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,265,153
# of Portfolio Holdings	563
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$1,201,807

Holdings [Text Block]

Asset Allocation

Common Stock	96.0%
Money Market Fund	3.7%
Rights	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.1%
Biotechnology	8.5%
Software	6.4%
Construction & Engineering	4.2%
Health Care Equipment & Supplies	3.7%

Material Fund Change [Text Block]
C000241305
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Small Cap Core Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.75%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Stock selection in the systems hardware and software and services sector contributed to performance. Conversely, stock selection in the pharmaceutical and basic materials sector detracted.

  Overweights in Super Micro Computer** and Rigetti Computing contributed to results.

  An overweight in Atkore International and an underweight in FTAI Aviation detracted from results.

The Fund continues to focus on fundamentals of the economy and company earnings. The Fund focuses on high-conviction stocks and exploits market dislocations for compelling stock selection opportunities  amid market volatility. The Fund may hold a small futures position (under 5%) to equitize excess cash. These positions had minimal impact on performance.

**Please note that as of December 2024, the Fund no longer holds Super Micro Computers.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,472	$10,069	$9,559
12/31/2016	$11,387	$11,321	$11,595
12/31/2017	$13,120	$13,753	$13,294
12/31/2018	$11,555	$13,058	$11,830
12/31/2019	$14,395	$17,135	$14,849
12/31/2020	$16,365	$20,717	$17,813
12/31/2021	$19,865	$26,058	$20,453
12/31/2022	$16,020	$20,995	$16,273
12/31/2023	$18,119	$26,545	$19,028
12/31/2024	$20,241	$32,941	$21,223

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	11.71%	7.05%	7.31%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 199,265,153
Holdings Count | Holding		563
Advisory Fees Paid, Amount		$ 1,201,807
InvestmentCompanyPortfolioTurnover		82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,265,153
# of Portfolio Holdings	563
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$1,201,807

Holdings [Text Block]

Asset Allocation

Common Stock	96.0%
Money Market Fund	3.7%
Rights	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.1%
Biotechnology	8.5%
Software	6.4%
Construction & Engineering	4.2%
Health Care Equipment & Supplies	3.7%

Material Fund Change [Text Block]
C000241307
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan U.S. Equity Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.90%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Communication services and information technology were the best-performing sectors, with materials being the only negative sector.

  Within the Fund, stock selection within pharma/medical tech, retail and utilities sectors detracted from performance.

  Alternatively, stock selection within semiconductors & hardware, media and commodities contributed to results.

  On the negative side, being underweight in Broadcom (AVGO) detracted from performance, as strong AI demand and VMware integration drove stock growth. Broadcom saw revenue and margin improvements, highlighted by a VMware acquisition and a 5G deal with Apple.

  Additionally, the Fund's overweight in Regeneron (REGN) detracted due to competitive pressures and legal challenges

  Potential Amgen biosimilar competition and issues related to the False Claims Act weighed on investor sentiment.

  On the positive side, the Fund's overweight in Nvidia (NVDA) helped performance, driven by record revenues and strong growth in data center and gaming sectors. Key AI advancements and strategic investments have strengthened Nvidia's competitive position in the growing AI market. The Fund used index futures for cash management purposes during the period.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,059	$10,069	$9,999
12/31/2016	$11,135	$11,321	$11,351
12/31/2017	$13,589	$13,753	$13,829
12/31/2018	$12,717	$13,058	$13,223
12/31/2019	$16,715	$17,135	$17,386
12/31/2020	$20,884	$20,717	$20,585
12/31/2021	$26,943	$26,058	$26,494
12/31/2022	$21,853	$20,995	$21,696
12/31/2023	$27,718	$26,545	$27,399
12/31/2024	$34,282	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	23.68%	15.45%	13.11%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 256,195,344
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 1,159,522
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$256,195,344
# of Portfolio Holdings	53
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,159,522

Holdings [Text Block]

Asset Allocation

Common Stock	98.6%
Money Market Fund	1.4%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.8%
Software	11.3%
Technology Hardware, Storage & Peripherals	8.0%
Interactive Media & Services	6.3%
Broadline Retail	4.8%

Material Fund Change [Text Block]
C000241306
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan U.S. Equity Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.65%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Communication services and information technology were the best-performing sectors, with materials being the only negative sector.

  Within the Fund, stock selection within pharma/medical tech, retail and utilities sectors detracted from performance.

  Alternatively, stock selection within semiconductors & hardware, media and commodities contributed to results.

  On the negative side, being underweight in Broadcom (AVGO) detracted from performance, as strong AI demand and VMware integration drove stock growth. Broadcom saw revenue and margin improvements, highlighted by a VMware acquisition and a 5G deal with Apple.

  Additionally, the Fund's overweight in Regeneron (REGN) detracted due to competitive pressures and legal challenges

  Potential Amgen biosimilar competition and issues related to the False Claims Act weighed on investor sentiment.

  On the positive side, the Fund's overweight in Nvidia (NVDA) helped performance, driven by record revenues and strong growth in data center and gaming sectors. Key AI advancements and strategic investments have strengthened Nvidia's competitive position in the growing AI market. The Fund used index futures for cash management purposes during the period.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,086	$10,069	$9,999
12/31/2016	$11,190	$11,321	$11,351
12/31/2017	$13,688	$13,753	$13,829
12/31/2018	$12,845	$13,058	$13,223
12/31/2019	$16,923	$17,135	$17,386
12/31/2020	$21,198	$20,717	$20,585
12/31/2021	$27,418	$26,058	$26,494
12/31/2022	$22,292	$20,995	$21,696
12/31/2023	$28,347	$26,545	$27,399
12/31/2024	$35,146	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	23.99%	15.74%	13.39%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 256,195,344
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 1,159,522
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$256,195,344
# of Portfolio Holdings	53
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,159,522

Holdings [Text Block]

Asset Allocation

Common Stock	98.6%
Money Market Fund	1.4%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.8%
Software	11.3%
Technology Hardware, Storage & Peripherals	8.0%
Interactive Media & Services	6.3%
Broadline Retail	4.8%

Material Fund Change [Text Block]
C000199416
Shareholder Report [Line Items]
Fund Name		LVIP Loomis Sayles Global Growth Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$124	1.12%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund utilizes a long-term, private equity approach to investing. Through a proprietary bottom-up research framework the Fund looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, the Fund is a selective, high-conviction portfolio of typically 30-45 names.

  The Fund’s positions in Meta Platforms, Tesla, and Netflix contributed the most to performance. Stock selection in the consumer discretionary, communication services, and healthcare sectors, along with allocations in the communication services, consumer discretionary, consumer staples, and industrials sectors, contributed positively to relative performance.

  The Fund’s positions in Boeing, Ambev, and CRISPR Therapeutics detracted the most from performance. Stock selection in the industrials, consumer staples, financials, and information technology sectors, along with allocations in the information technology, healthcare, and financials sectors, detracted from relative performance.

The Fund's philosophy requires patience in order to take advantage of meaningful price dislocations if and when they occur. During the period, the Fund initiated a new position in LVMH, and added to positions in Boeing, Roche, Shopify and Vertex. The Fund trimmed positions in Doximity, Tesla, and Trip.com to finance the purchases. The Fund trimmed Meta because it reached its maximum allowable position size. The Fund also sold positions in Sandoz and Pluxee, received as part of corporate actions.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$9,368	$9,016	$9,060
12/31/2019	$12,191	$11,382	$11,469
12/31/2020	$16,375	$13,211	$13,334
12/31/2021	$17,316	$15,562	$15,806
12/31/2022	$12,814	$12,713	$12,903
12/31/2023	$17,475	$15,449	$15,768
12/31/2024	$21,373	$17,969	$18,526

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2018
Service Class	22.31%	11.88%	12.06%
Morningstar Global Markets Index	16.31%	9.56%	9.18%
MSCI All Country World Index (net dividends)	17.49%	10.06%	9.68%

Performance Inception Date		May 01, 2018
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 253,661,363
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 1,775,828
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$253,661,363
# of Portfolio Holdings	45
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,775,828

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Fund	1.3%
Other	(0.8%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
United States	60.2%
China	7.9%
Uruguay	5.6%
Switzerland	5.5%
Netherlands	4.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Interactive Media & Services	16.5%
Broadline Retail	13.2%
Software	11.1%
Financial Services	7.8%
Automobiles	6.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective July 11, 2024, the Fund revised its Principle Investment Strategies to reflect that the Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. Countries.

Material Fund Change Strategies [Text Block]

Effective July 11, 2024, the Fund revised its Principle Investment Strategies to reflect that the Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. Countries.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000199415
Shareholder Report [Line Items]
Fund Name		LVIP Loomis Sayles Global Growth Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.77%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund utilizes a long-term, private equity approach to investing. Through a proprietary bottom-up research framework the Fund looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, the Fund is a selective, high-conviction portfolio of typically 30-45 names.

  The Fund’s positions in Meta Platforms, Tesla, and Netflix contributed the most to performance. Stock selection in the consumer discretionary, communication services, and healthcare sectors, along with allocations in the communication services, consumer discretionary, consumer staples, and industrials sectors, contributed positively to relative performance.

  The Fund’s positions in Boeing, Ambev, and CRISPR Therapeutics detracted the most from performance. Stock selection in the industrials, consumer staples, financials, and information technology sectors, along with allocations in the information technology, healthcare, and financials sectors, detracted from relative performance.

The Fund's philosophy requires patience in order to take advantage of meaningful price dislocations if and when they occur. During the period, the Fund initiated a new position in LVMH, and added to positions in Boeing, Roche, Shopify and Vertex. The Fund trimmed positions in Doximity, Tesla, and Trip.com to finance the purchases. The Fund trimmed Meta because it reached its maximum allowable position size. The Fund also sold positions in Sandoz and Pluxee, received as part of corporate actions.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$9,389	$9,016	$9,060
12/31/2019	$12,263	$11,382	$11,469
12/31/2020	$16,526	$13,211	$13,334
12/31/2021	$17,538	$15,562	$15,806
12/31/2022	$13,024	$12,713	$12,903
12/31/2023	$17,823	$15,449	$15,768
12/31/2024	$21,875	$17,969	$18,526

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2018
Standard Class	22.73%	12.27%	12.45%
Morningstar Global Markets Index	16.31%	9.56%	9.18%
MSCI All Country World Index (net dividends)	17.49%	10.06%	9.68%

Performance Inception Date		May 01, 2018
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 253,661,363
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 1,775,828
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$253,661,363
# of Portfolio Holdings	45
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,775,828

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Fund	1.3%
Other	(0.8%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
United States	60.2%
China	7.9%
Uruguay	5.6%
Switzerland	5.5%
Netherlands	4.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Interactive Media & Services	16.5%
Broadline Retail	13.2%
Software	11.1%
Financial Services	7.8%
Automobiles	6.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective July 11, 2024, the Fund revised its Principle Investment Strategies to reflect that the Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. Countries.

Material Fund Change Strategies [Text Block]

Effective July 11, 2024, the Fund revised its Principle Investment Strategies to reflect that the Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. Countries.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000007721
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Bond Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$72	0.72%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the US general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its benchmark, with performance driven by sector allocation and security selection within Corporates including both high yield and investment grade, sector allocation to and security selection within Securitized Assets especially within CMBS and RMBS with some contribution from ABS and CLOs, and sector allocations to and security selection to Bank Loans and Emerging Markets.

   Duration and curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,003	$10,062	$9,999
12/31/2016	$10,240	$10,318	$10,321
12/31/2017	$10,650	$10,668	$10,687
12/31/2018	$10,525	$10,682	$10,688
12/31/2019	$11,454	$11,606	$11,620
12/31/2020	$12,540	$12,476	$12,492
12/31/2021	$12,271	$12,275	$12,299
12/31/2022	$10,553	$10,680	$10,699
12/31/2023	$11,140	$11,248	$11,291
12/31/2024	$11,280	$11,401	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	1.25%	(0.31%)	1.21%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 6,813,974,066
Holdings Count | Holding		634
Advisory Fees Paid, Amount		$ 21,157,513
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,813,974,066
# of Portfolio Holdings	634
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$21,157,513

Holdings [Text Block]

Asset Allocation

Agency Mortgage-Backed Securities	29.5%
Corporate Bonds	29.2%
U.S. Treasury Obligations	19.3%
Non-Agency Commercial Mortgage-Backed Securities	8.6%
Non-Agency Asset-Backed Securities	4.7%
Short-Term Investments	4.0%
Non-Agency Collateralized Mortgage Obligations	1.9%
Loan Agreements	1.3%
Agency Collateralized Mortgage Obligations	1.2%
Supranational Banks	0.6%
Other	(0.3%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	50.7%
AAA	14.0%
AA	4.3%
A	12.3%
BBB	15.1%
BB	2.3%
B	1.1%
Not Rated	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	8.3%
Electric	3.8%
Oil & Gas	2.1%
Diversified Financial Services	2.0%
Pipelines	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Bond Fund” to the “LVIP Macquarie Bond Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Bond Fund” to the “LVIP Macquarie Bond Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000007720
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Bond Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.37%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the US general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its benchmark, with performance driven by sector allocation and security selection within Corporates including both high yield and investment grade, sector allocation to and security selection within Securitized Assets especially within CMBS and RMBS with some contribution from ABS and CLOs, and sector allocations to and security selection to Bank Loans and Emerging Markets.

   Duration and curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,039	$10,062	$9,999
12/31/2016	$10,312	$10,318	$10,321
12/31/2017	$10,763	$10,668	$10,687
12/31/2018	$10,674	$10,682	$10,688
12/31/2019	$11,656	$11,606	$11,620
12/31/2020	$12,806	$12,476	$12,492
12/31/2021	$12,575	$12,275	$12,299
12/31/2022	$10,853	$10,680	$10,699
12/31/2023	$11,497	$11,248	$11,291
12/31/2024	$11,682	$11,401	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	1.61%	0.04%	1.57%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 6,813,974,066
Holdings Count | Holding		634
Advisory Fees Paid, Amount		$ 21,157,513
InvestmentCompanyPortfolioTurnover		100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,813,974,066
# of Portfolio Holdings	634
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$21,157,513

Holdings [Text Block]

Asset Allocation

Agency Mortgage-Backed Securities	29.5%
Corporate Bonds	29.2%
U.S. Treasury Obligations	19.3%
Non-Agency Commercial Mortgage-Backed Securities	8.6%
Non-Agency Asset-Backed Securities	4.7%
Short-Term Investments	4.0%
Non-Agency Collateralized Mortgage Obligations	1.9%
Loan Agreements	1.3%
Agency Collateralized Mortgage Obligations	1.2%
Supranational Banks	0.6%
Other	(0.3%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	50.7%
AAA	14.0%
AA	4.3%
A	12.3%
BBB	15.1%
BB	2.3%
B	1.1%
Not Rated	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	8.3%
Electric	3.8%
Oil & Gas	2.1%
Diversified Financial Services	2.0%
Pipelines	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Bond Fund” to the “LVIP Macquarie Bond Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Bond Fund” to the “LVIP Macquarie Bond Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000087495
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Diversified Floating Rate Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.88%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its Benchmark, with performance driven by sector allocation to and security selection within Securitized Assets especially within CMBS, RMBS, and ABS with some contribution from CLOs, sector allocation and security selection within Corporates including both high yield and investment grade, and sector allocations to and security selection to Bank Loans and Government-related were also positive contributors.

  Duration positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Secured Overnight Finance Rate (SOFR)	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
12/31/2014	$10,000	$10,000	$-	$10,000
12/31/2015	$9,903	$10,062	$-	$9,999
12/31/2016	$10,101	$10,318	$-	$10,089
12/31/2017	$10,331	$10,668	$-	$10,202
12/31/2018	$10,334	$10,682	$10,152	$10,413
12/31/2019	$10,782	$11,606	$10,380	$10,684
12/31/2020	$10,903	$12,476	$10,419	$10,800
12/31/2021	$10,918	$12,275	$10,423	$10,818
12/31/2022	$10,901	$10,680	$10,599	$10,950
12/31/2023	$11,480	$11,248	$11,151	$11,510
12/31/2024	$12,145	$11,401	$11,749	$12,140

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	5.80%	2.41%	1.96%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Secured Overnight Finance Rate (SOFR)	5.37%	2.51%	N/A
ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index	5.47%	2.59%	1.96%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 822,788,079
Holdings Count | Holding		320
Advisory Fees Paid, Amount		$ 4,464,414
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,788,079
# of Portfolio Holdings	320
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,464,414

Holdings [Text Block]

Asset Allocation

Corporate Bonds	19.6%
U.S. Treasury Obligations	16.0%
Non-Agency Asset-Backed Securities	14.6%
Supranational Banks	9.0%
Non-Agency Commercial Mortgage-Backed Securities	8.4%
Agency Mortgage-Backed Securities	7.0%
Money Market Fund	5.5%
Loan Agreements	5.1%
Short-Term Investments	4.5%
Sovereign Bonds	2.9%
Other	7.4%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	28.3%
AAA	39.9%
AA	4.6%
A	8.7%
BBB	13.9%
BB	3.2%
B	1.1%
Not Rated	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	5.7%
Electric	2.1%
Diversified Financial Services	1.7%
Insurance	1.3%
Pipelines	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Floating Rate Fund” to the “LVIP Macquarie Diversified Floating Rate Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Floating Rate Fund” to the “LVIP Macquarie Diversified Floating Rate Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000087494
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Diversified Floating Rate Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.63%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its Benchmark, with performance driven by sector allocation to and security selection within Securitized Assets especially within CMBS, RMBS, and ABS with some contribution from CLOs, sector allocation and security selection within Corporates including both high yield and investment grade, and sector allocations to and security selection to Bank Loans and Government-related were also positive contributors.

  Duration positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Secured Overnight Finance Rate (SOFR)	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
12/31/2014	$10,000	$10,000	$-	$10,000
12/31/2015	$9,929	$10,062	$-	$9,999
12/31/2016	$10,152	$10,318	$-	$10,089
12/31/2017	$10,410	$10,668	$-	$10,202
12/31/2018	$10,438	$10,682	$10,152	$10,413
12/31/2019	$10,919	$11,606	$10,380	$10,684
12/31/2020	$11,067	$12,476	$10,419	$10,800
12/31/2021	$11,112	$12,275	$10,423	$10,818
12/31/2022	$11,123	$10,680	$10,599	$10,950
12/31/2023	$11,742	$11,248	$11,151	$11,510
12/31/2024	$12,454	$11,401	$11,749	$12,140

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	6.07%	2.67%	2.22%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Secured Overnight Finance Rate (SOFR)	5.37%	2.51%	N/A
ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index	5.47%	2.59%	1.96%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 822,788,079
Holdings Count | Holding		320
Advisory Fees Paid, Amount		$ 4,464,414
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,788,079
# of Portfolio Holdings	320
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,464,414

Holdings [Text Block]

Asset Allocation

Corporate Bonds	19.6%
U.S. Treasury Obligations	16.0%
Non-Agency Asset-Backed Securities	14.6%
Supranational Banks	9.0%
Non-Agency Commercial Mortgage-Backed Securities	8.4%
Agency Mortgage-Backed Securities	7.0%
Money Market Fund	5.5%
Loan Agreements	5.1%
Short-Term Investments	4.5%
Sovereign Bonds	2.9%
Other	7.4%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	28.3%
AAA	39.9%
AA	4.6%
A	8.7%
BBB	13.9%
BB	3.2%
B	1.1%
Not Rated	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	5.7%
Electric	2.1%
Diversified Financial Services	1.7%
Insurance	1.3%
Pipelines	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Floating Rate Fund” to the “LVIP Macquarie Diversified Floating Rate Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Floating Rate Fund” to the “LVIP Macquarie Diversified Floating Rate Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223150
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Diversified Income Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Diversified Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.84%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its benchmark, with performance driven by sector allocation and security selection within Corporates including both high yield and investment grade, sector allocation to and security selection within Securitized Assets especially within CMBS, RMBS, and ABS with some contribution from CLOs, and sector allocations to and security selection to Bank Loans, Emerging Markets, and US Municipals.

  Curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,866	$10,062	$10,055
12/31/2016	$10,190	$10,318	$10,321
12/31/2017	$10,689	$10,668	$10,687
12/31/2018	$10,444	$10,682	$10,688
12/31/2019	$11,497	$11,606	$11,620
12/31/2020	$12,726	$12,476	$12,492
12/31/2021	$12,520	$12,275	$12,299
12/31/2022	$10,752	$10,680	$10,699
12/31/2023	$11,390	$11,248	$11,291
12/31/2024	$11,580	$11,401	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	1.67%	0.14%	1.48%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 2,228,713,701
Holdings Count | Holding		841
Advisory Fees Paid, Amount		$ 13,023,579
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,228,713,701
# of Portfolio Holdings	841
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$13,023,579

Holdings [Text Block]

Asset Allocation

Corporate Bonds	31.2%
Agency Mortgage-Backed Securities	27.3%
U.S. Treasury Obligations	17.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
Money Market Fund	5.0%
Non-Agency Asset-Backed Securities	4.0%
Loan Agreements	3.9%
Non-Agency Collateralized Mortgage Obligations	1.9%
Sovereign Bonds	1.1%
Agency Collateralized Mortgage Obligations	0.9%
Other	(0.7%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	46.8%
AAA	12.0%
AA	3.0%
A	11.2%
BBB	17.6%
BB	5.9%
B	2.8%
CCC	0.2%
Not Rated	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	7.5%
Electric	3.6%
Pipelines	2.2%
Diversified Financial Services	2.2%
Oil & Gas	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Income Fund” to the “LVIP Macquarie Diversified Income Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Income Fund” to the “LVIP Macquarie Diversified Income Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223151
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Diversified Income Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Diversified Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$55	0.54%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its benchmark, with performance driven by sector allocation and security selection within Corporates including both high yield and investment grade, sector allocation to and security selection within Securitized Assets especially within CMBS, RMBS, and ABS with some contribution from CLOs, and sector allocations to and security selection to Bank Loans, Emerging Markets, and US Municipals.

  Curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,892	$10,062	$10,055
12/31/2016	$10,240	$10,318	$10,321
12/31/2017	$10,775	$10,668	$10,687
12/31/2018	$10,546	$10,682	$10,688
12/31/2019	$11,646	$11,606	$11,620
12/31/2020	$12,932	$12,476	$12,492
12/31/2021	$12,764	$12,275	$12,299
12/31/2022	$10,996	$10,680	$10,699
12/31/2023	$11,681	$11,248	$11,291
12/31/2024	$11,913	$11,401	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	1.98%	0.45%	1.77%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 2,228,713,701
Holdings Count | Holding		841
Advisory Fees Paid, Amount		$ 13,023,579
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,228,713,701
# of Portfolio Holdings	841
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$13,023,579

Holdings [Text Block]

Asset Allocation

Corporate Bonds	31.2%
Agency Mortgage-Backed Securities	27.3%
U.S. Treasury Obligations	17.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
Money Market Fund	5.0%
Non-Agency Asset-Backed Securities	4.0%
Loan Agreements	3.9%
Non-Agency Collateralized Mortgage Obligations	1.9%
Sovereign Bonds	1.1%
Agency Collateralized Mortgage Obligations	0.9%
Other	(0.7%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	46.8%
AAA	12.0%
AA	3.0%
A	11.2%
BBB	17.6%
BB	5.9%
B	2.8%
CCC	0.2%
Not Rated	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	7.5%
Electric	3.6%
Pipelines	2.2%
Diversified Financial Services	2.2%
Oil & Gas	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Income Fund” to the “LVIP Macquarie Diversified Income Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Income Fund” to the “LVIP Macquarie Diversified Income Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223153
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie High Yield Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.04%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the ICE BofA US High Yield Constrained Index. Despite occasional bouts of volatility, the year was marked by strong market returns and tighter credit spreads driven by supportive economic data, solid corporate fundamentals, the commencement of U.S. Federal Reserve rate cuts, and U.S. election certainty. CCC securities were the strongest performers during the year, followed by Bs and then BBs.

  By rating category, the Fund's relative underperformance was driven by CCCs and BBs which more than offset outperformance from Bs.

  The primary sectors contributing positively to Fund's relative performance were basic industry, insurance, and telecommunications. Security selection within all three sectors was the main driver of their relative outperformance.

  The primary sectors detracting from the Fund's relative performance were media, real estate, and retail. Security selection within all three sectors was the main driver of their relative underperformance due to a combination of secular and cyclical challenges.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,313	$10,062	$9,539
12/31/2016	$10,515	$10,318	$11,207
12/31/2017	$11,278	$10,668	$12,046
12/31/2018	$10,741	$10,682	$11,773
12/31/2019	$12,473	$11,606	$13,469
12/31/2020	$13,332	$12,476	$14,287
12/31/2021	$13,943	$12,275	$15,051
12/31/2022	$12,317	$10,680	$13,364
12/31/2023	$13,837	$11,248	$15,164
12/31/2024	$14,714	$11,401	$16,408

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	6.34%	3.36%	3.94%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 165,395,068
Holdings Count | Holding		230
Advisory Fees Paid, Amount		$ 1,074,690
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$165,395,068
# of Portfolio Holdings	230
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,074,690

Holdings [Text Block]

Asset Allocation

Corporate Bonds	85.9%
Loan Agreements	7.3%
Money Market Fund	3.0%
Non-Agency Asset-Backed Securities	1.9%
Other	1.9%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
BBB	7.0%
BB	56.1%
B	27.3%
CCC	6.7%
Not Rated	2.9%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	7.4%
Oil & Gas	7.1%
Telecommunications	5.0%
Retail	4.7%
Commercial Services	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware High Yield Fund” to the “LVIP Macquarie High Yield Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware High Yield Fund” to the “LVIP Macquarie High Yield Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223152
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie High Yield Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.74%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the ICE BofA US High Yield Constrained Index. Despite occasional bouts of volatility, the year was marked by strong market returns and tighter credit spreads driven by supportive economic data, solid corporate fundamentals, the commencement of U.S. Federal Reserve rate cuts, and U.S. election certainty. CCC securities were the strongest performers during the year, followed by Bs and then BBs.

  By rating category, the Fund's relative underperformance was driven by CCCs and BBs which more than offset outperformance from Bs.

  The primary sectors contributing positively to Fund's relative performance were basic industry, insurance, and telecommunications. Security selection within all three sectors was the main driver of their relative outperformance.

  The primary sectors detracting from the Fund's relative performance were media, real estate, and retail. Security selection within all three sectors was the main driver of their relative underperformance due to a combination of secular and cyclical challenges.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,340	$10,062	$9,539
12/31/2016	$10,570	$10,318	$11,207
12/31/2017	$11,361	$10,668	$12,046
12/31/2018	$10,853	$10,682	$11,773
12/31/2019	$12,636	$11,606	$13,469
12/31/2020	$13,551	$12,476	$14,287
12/31/2021	$14,218	$12,275	$15,051
12/31/2022	$12,596	$10,680	$13,364
12/31/2023	$14,191	$11,248	$15,164
12/31/2024	$15,137	$11,401	$16,408

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	6.66%	3.68%	4.23%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 165,395,068
Holdings Count | Holding		230
Advisory Fees Paid, Amount		$ 1,074,690
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$165,395,068
# of Portfolio Holdings	230
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,074,690

Holdings [Text Block]

Asset Allocation

Corporate Bonds	85.9%
Loan Agreements	7.3%
Money Market Fund	3.0%
Non-Agency Asset-Backed Securities	1.9%
Other	1.9%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
BBB	7.0%
BB	56.1%
B	27.3%
CCC	6.7%
Not Rated	2.9%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	7.4%
Oil & Gas	7.1%
Telecommunications	5.0%
Retail	4.7%
Commercial Services	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware High Yield Fund” to the “LVIP Macquarie High Yield Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware High Yield Fund” to the “LVIP Macquarie High Yield Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223155
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Limited-Term Diversified Income Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Limited-Term Diversified Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.83%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund underperformed its benchmark, with performance driven by sector allocation to and security selection within Securitized Assets especially within ABS, RMBS, CLOs with contribution from CMBS, sector allocation and security selection within high yield Corporates, and sector allocation to and security selection to Emerging Markets.

  Allocation to Government-related was a detractor.

  Curve positioning was also a detractor.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,062	$10,062	$9,999
12/31/2016	$10,237	$10,318	$10,194
12/31/2017	$10,434	$10,668	$10,281
12/31/2018	$10,438	$10,682	$10,445
12/31/2019	$10,940	$11,606	$10,866
12/31/2020	$11,391	$12,476	$11,228
12/31/2021	$11,272	$12,275	$11,175
12/31/2022	$10,776	$10,680	$10,763
12/31/2023	$11,280	$11,248	$11,259
12/31/2024	$11,730	$11,401	$11,750

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	3.99%	1.41%	1.61%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 1,122,193,390
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 5,490,163
InvestmentCompanyPortfolioTurnover		141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,122,193,390
# of Portfolio Holdings	201
Portfolio Turnover Rate	141%
Total Advisory Fees Paid	$5,490,163

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	41.9%
Corporate Bonds	25.1%
Non-Agency Asset-Backed Securities	22.7%
Agency Mortgage-Backed Securities	5.2%
Money Market Fund	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
Agency Collateralized Mortgage Obligations	1.3%
Non-Agency Collateralized Mortgage Obligations	0.9%
Other	(1.4%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	47.6%
AAA	25.3%
AA	3.8%
A	8.5%
BBB	12.5%
BB	1.4%
B	0.2%
Not Rated	0.7%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	7.6%
Electric	4.0%
Diversified Financial Services	1.6%
Insurance	1.4%
Pipelines	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Limited-Term Diversified Income Fund” to the “LVIP Macquarie Limited-Term Diversified Income Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Limited-Term Diversified Income Fund” to the “LVIP Macquarie Limited-Term Diversified Income Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223154
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Limited-Term Diversified Income Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Limited-Term Diversified Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.53%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund underperformed its benchmark, with performance driven by sector allocation to and security selection within Securitized Assets especially within ABS, RMBS, CLOs with contribution from CMBS, sector allocation and security selection within high yield Corporates, and sector allocation to and security selection to Emerging Markets.

  Allocation to Government-related was a detractor.

  Curve positioning was also a detractor.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,078	$10,062	$9,999
12/31/2016	$10,289	$10,318	$10,194
12/31/2017	$10,512	$10,668	$10,281
12/31/2018	$10,538	$10,682	$10,445
12/31/2019	$11,087	$11,606	$10,866
12/31/2020	$11,565	$12,476	$11,228
12/31/2021	$11,487	$12,275	$11,175
12/31/2022	$11,014	$10,680	$10,763
12/31/2023	$11,564	$11,248	$11,259
12/31/2024	$12,061	$11,401	$11,750

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	4.30%	1.70%	1.89%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 1,122,193,390
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 5,490,163
InvestmentCompanyPortfolioTurnover		141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,122,193,390
# of Portfolio Holdings	201
Portfolio Turnover Rate	141%
Total Advisory Fees Paid	$5,490,163

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	41.9%
Corporate Bonds	25.1%
Non-Agency Asset-Backed Securities	22.7%
Agency Mortgage-Backed Securities	5.2%
Money Market Fund	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
Agency Collateralized Mortgage Obligations	1.3%
Non-Agency Collateralized Mortgage Obligations	0.9%
Other	(1.4%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	47.6%
AAA	25.3%
AA	3.8%
A	8.5%
BBB	12.5%
BB	1.4%
B	0.2%
Not Rated	0.7%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	7.6%
Electric	4.0%
Diversified Financial Services	1.6%
Insurance	1.4%
Pipelines	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Limited-Term Diversified Income Fund” to the “LVIP Macquarie Limited-Term Diversified Income Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Limited-Term Diversified Income Fund” to the “LVIP Macquarie Limited-Term Diversified Income Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000007711
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Mid Cap Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.77%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During 2024, growth companies outperformed value companies and large caps outperformed small caps. In mid cap value equities, most sectors in the benchmark had positive returns with the Financials, Utilities, Energy, and Industrials sectors performing the best. The Fund outperformed the benchmark in 2024 with positive stock selection contributing to outperformance. Holdings in the Consumer Staples sector outperformed, specifically positions in the food distributors and packaged foods industries.

  The Fund’s holdings in the Utilities sector generated the strongest total return. Utilities companies have benefited from an increased demand for power generation.

  Strong stock selection in addition to an overweight allocation to companies in the Financials sector contributed over the period.

  Holdings in the banks and insurance industries contributed. Stock selection in the Consumer Discretionary sector also contributed.

  Hotel and cruise line companies outperformed, and the Fund benefited from not owning casinos or gaming companies.

  On a relative basis, stock selection detracted in the Energy and Industrials sectors. The Fund’s holdings in the oil, gas, and consumable fuels industry lagged the benchmark.

  Stock selection in the Industrials sector was weak as holdings in the electrical equipment industry underperformed.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,991	$10,069	$9,522
12/31/2016	$11,988	$11,321	$11,426
12/31/2017	$14,067	$13,753	$12,951
12/31/2018	$11,951	$13,058	$11,359
12/31/2019	$15,532	$17,135	$14,433
12/31/2020	$15,557	$20,717	$15,150
12/31/2021	$20,450	$26,058	$19,443
12/31/2022	$18,570	$20,995	$17,104
12/31/2023	$20,586	$26,545	$19,278
12/31/2024	$23,554	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	14.42%	8.69%	8.94%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 954,256,330
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 3,390,753
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$954,256,330
# of Portfolio Holdings	97
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,390,753

Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Short-Term Investments	1.1%
Money Market Fund	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	7.0%
Oil, Gas & Consumable Fuels	5.7%
Banks	5.5%
Electric Utilities	4.5%
Machinery	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Mid Cap Value Fund” to the “LVIP Macquarie Mid Cap Value Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Mid Cap Value Fund” to the “LVIP Macquarie Mid Cap Value Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000007710
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Mid Cap Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.42%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During 2024, growth companies outperformed value companies and large caps outperformed small caps. In mid cap value equities, most sectors in the benchmark had positive returns with the Financials, Utilities, Energy, and Industrials sectors performing the best. The Fund outperformed the benchmark in 2024 with positive stock selection contributing to outperformance. Holdings in the Consumer Staples sector outperformed, specifically positions in the food distributors and packaged foods industries.

  The Fund’s holdings in the Utilities sector generated the strongest total return. Utilities companies have benefited from an increased demand for power generation.

  Strong stock selection in addition to an overweight allocation to companies in the Financials sector contributed over the period.

  Holdings in the banks and insurance industries contributed. Stock selection in the Consumer Discretionary sector also contributed.

  Hotel and cruise line companies outperformed, and the Fund benefited from not owning casinos or gaming companies.

  On a relative basis, stock selection detracted in the Energy and Industrials sectors. The Fund’s holdings in the oil, gas, and consumable fuels industry lagged the benchmark.

  Stock selection in the Industrials sector was weak as holdings in the electrical equipment industry underperformed.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,026	$10,069	$9,522
12/31/2016	$12,072	$11,321	$11,426
12/31/2017	$14,215	$13,753	$12,951
12/31/2018	$12,118	$13,058	$11,359
12/31/2019	$15,805	$17,135	$14,433
12/31/2020	$15,886	$20,717	$15,150
12/31/2021	$20,956	$26,058	$19,443
12/31/2022	$19,096	$20,995	$17,104
12/31/2023	$21,243	$26,545	$19,278
12/31/2024	$24,392	$32,941	$21,798

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	14.82%	9.07%	9.33%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 954,256,330
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 3,390,753
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$954,256,330
# of Portfolio Holdings	97
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,390,753

Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Short-Term Investments	1.1%
Money Market Fund	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	7.0%
Oil, Gas & Consumable Fuels	5.7%
Banks	5.5%
Electric Utilities	4.5%
Machinery	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Mid Cap Value Fund” to the “LVIP Macquarie Mid Cap Value Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Mid Cap Value Fund” to the “LVIP Macquarie Mid Cap Value Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223158
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie SMID Cap Core Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.10%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 2500 Index, which was up 12.00% in 2024. The growth style outperformed the value style by a meaningful amount throughout the year. Finance, technology, and capital goods contributed most to index returns.

  Stock selection was the main driver of relative outperformance. Selection was strongest in the health care, consumer services, and finance sectors. Restaurant operator, Brinker International, Inc., was the top overall contributor to performance.

  Weaker stock selection in the capital goods and consumer discretionary sectors detracted from relative performance.

  Sector allocations detracted from relative performance, as underweight allocations to utilities, capital goods, and finance sectors detracted. An overweight allocation to health care also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2500™ Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,731	$10,069	$9,710
12/31/2016	$11,591	$11,321	$11,418
12/31/2017	$13,722	$13,753	$13,337
12/31/2018	$12,020	$13,058	$12,003
12/31/2019	$15,536	$17,135	$15,336
12/31/2020	$17,204	$20,717	$18,402
12/31/2021	$21,131	$26,058	$21,748
12/31/2022	$18,176	$20,995	$17,753
12/31/2023	$21,102	$26,545	$20,846
12/31/2024	$24,137	$32,941	$23,347

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	14.38%	9.21%	9.21%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2500™ Index	12.00%	8.77%	8.85%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 656,653,422
Holdings Count | Holding		123
Advisory Fees Paid, Amount		$ 4,743,654
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$656,653,422
# of Portfolio Holdings	123
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,743,654

Holdings [Text Block]

Asset Allocation

Common Stock	97.2%
Money Market Fund	2.9%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	7.8%
Software	7.6%
Biotechnology	6.9%
Insurance	4.8%
Trading Companies & Distributors	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware SMID Cap Core Fund” to the “LVIP Macquarie SMID Cap Core Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware SMID Cap Core Fund” to the “LVIP Macquarie SMID Cap Core Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223159
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie SMID Cap Core Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.80%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 2500 Index, which was up 12.00% in 2024. The growth style outperformed the value style by a meaningful amount throughout the year. Finance, technology, and capital goods contributed most to index returns.

  Stock selection was the main driver of relative outperformance. Selection was strongest in the health care, consumer services, and finance sectors. Restaurant operator, Brinker International, Inc., was the top overall contributor to performance.

  Weaker stock selection in the capital goods and consumer discretionary sectors detracted from relative performance.

  Sector allocations detracted from relative performance, as underweight allocations to utilities, capital goods, and finance sectors detracted. An overweight allocation to health care also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2500™ Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,754	$10,069	$9,710
12/31/2016	$11,646	$11,321	$11,418
12/31/2017	$13,817	$13,753	$13,337
12/31/2018	$12,143	$13,058	$12,003
12/31/2019	$15,741	$17,135	$15,336
12/31/2020	$17,486	$20,717	$18,402
12/31/2021	$21,539	$26,058	$21,748
12/31/2022	$18,581	$20,995	$17,753
12/31/2023	$21,638	$26,545	$20,846
12/31/2024	$24,826	$32,941	$23,347

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	14.73%	9.54%	9.52%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2500™ Index	12.00%	8.77%	8.85%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 656,653,422
Holdings Count | Holding		123
Advisory Fees Paid, Amount		$ 4,743,654
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$656,653,422
# of Portfolio Holdings	123
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,743,654

Holdings [Text Block]

Asset Allocation

Common Stock	97.2%
Money Market Fund	2.9%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	7.8%
Software	7.6%
Biotechnology	6.9%
Insurance	4.8%
Trading Companies & Distributors	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware SMID Cap Core Fund” to the “LVIP Macquarie SMID Cap Core Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware SMID Cap Core Fund” to the “LVIP Macquarie SMID Cap Core Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000007709
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Social Awareness Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$86	0.78%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund trailed the Russell 1000 Index, which was up 24.51% in 2024. The growth style outperformed the value style by a meaningful amount throughout the year, with the information technology sector contributed over half of the index's return.

  Stock selection was the main driver of relative underperformance for the year. Selection detracted most in the consumer discretionary and health care sectors. Five Below, Inc. was the top detractor in the consumer discretionary sector. DexCom, Inc. detracted most from results in health care.

  Stock selection was strongest in the consumer services and capital goods sectors. Stock selection was mixed in the information technology sector. Broadcom Inc. was the top overall contributor, while On Semiconductor Corporation and MongoDB, Inc. detracted. An underweight allocation to NVIDIA also hurt relative performance in the information technology sector.

  Sector allocations generally detracted from relative performance, as overweight allocations to health care, transportation, and capital goods sectors detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,899	$10,069	$10,092
12/31/2016	$10,519	$11,321	$11,308
12/31/2017	$12,599	$13,753	$13,761
12/31/2018	$11,983	$13,058	$13,102
12/31/2019	$15,759	$17,135	$17,220
12/31/2020	$18,796	$20,717	$20,830
12/31/2021	$23,681	$26,058	$26,340
12/31/2022	$18,946	$20,995	$21,302
12/31/2023	$24,577	$26,545	$26,953
12/31/2024	$29,651	$32,941	$33,560

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	20.65%	13.48%	11.48%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 817,683,368
Holdings Count | Holding		98
Advisory Fees Paid, Amount		$ 3,001,098
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$817,683,368
# of Portfolio Holdings	98
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,001,098

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Fund	0.6%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	14.4%
Semiconductors & Semiconductor Equipment	10.4%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.0%
Banks	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Social Awareness Fund” to the “LVIP Macquarie Social Awareness Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Social Awareness Fund” to the “LVIP Macquarie Social Awareness Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000007708
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Social Awareness Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$48	0.43%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund trailed the Russell 1000 Index, which was up 24.51% in 2024. The growth style outperformed the value style by a meaningful amount throughout the year, with the information technology sector contributed over half of the index's return.

  Stock selection was the main driver of relative underperformance for the year. Selection detracted most in the consumer discretionary and health care sectors. Five Below, Inc. was the top detractor in the consumer discretionary sector. DexCom, Inc. detracted most from results in health care.

  Stock selection was strongest in the consumer services and capital goods sectors. Stock selection was mixed in the information technology sector. Broadcom Inc. was the top overall contributor, while On Semiconductor Corporation and MongoDB, Inc. detracted. An underweight allocation to NVIDIA also hurt relative performance in the information technology sector.

  Sector allocations generally detracted from relative performance, as overweight allocations to health care, transportation, and capital goods sectors detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,934	$10,069	$10,092
12/31/2016	$10,593	$11,321	$11,308
12/31/2017	$12,732	$13,753	$13,761
12/31/2018	$12,151	$13,058	$13,102
12/31/2019	$16,037	$17,135	$17,220
12/31/2020	$19,194	$20,717	$20,830
12/31/2021	$24,267	$26,058	$26,340
12/31/2022	$19,484	$20,995	$21,302
12/31/2023	$25,363	$26,545	$26,953
12/31/2024	$30,706	$32,941	$33,560

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	21.07%	13.87%	11.87%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 817,683,368
Holdings Count | Holding		98
Advisory Fees Paid, Amount		$ 3,001,098
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$817,683,368
# of Portfolio Holdings	98
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,001,098

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Fund	0.6%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	14.4%
Semiconductors & Semiconductor Equipment	10.4%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.0%
Banks	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Social Awareness Fund” to the “LVIP Macquarie Social Awareness Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Social Awareness Fund” to the “LVIP Macquarie Social Awareness Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223161
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie U.S. Growth Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.02%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 1000 Growth index for calendar year 2024. The performance of U.S. mega cap technology stocks drove markets higher in 2024 and particularly benefitted  the relative outperformance of growth.

  Within the Fund, outperformance was predominantly driven by strong asset allocation. From a sector perspective, overweight positions in Communication Services and Consumer Discretionary were top contributors. Not holding any Real Estate or Materials names also contributed to relative performance.

  Within the Communication Services sector, the leading contributor from a stock perspective was an overweight holding in Spotify Technology. The media streaming provider demonstrated a remarkable turnaround in 2024 by successfully re-accelerating its revenue growth through strategic price increases across major markets.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,508	$10,069	$10,567
12/31/2016	$9,930	$11,321	$11,314
12/31/2017	$12,721	$13,753	$14,733
12/31/2018	$12,302	$13,058	$14,510
12/31/2019	$15,609	$17,135	$19,790
12/31/2020	$22,428	$20,717	$27,408
12/31/2021	$26,408	$26,058	$34,971
12/31/2022	$19,045	$20,995	$24,782
12/31/2023	$28,168	$26,545	$35,358
12/31/2024	$37,651	$32,941	$47,152

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	33.66%	19.26%	14.18%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 455,925,943
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 3,101,110
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$455,925,943
# of Portfolio Holdings	59
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,101,110

Holdings [Text Block]

Asset Allocation

Common Stock	100.0%
Money Market Fund	0.1%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	20.1%
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	14.0%
Technology Hardware, Storage & Peripherals	10.1%
Broadline Retail	5.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. Growth Fund” to the “LVIP Macquarie U.S. Growth Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. Growth Fund” to the “LVIP Macquarie U.S. Growth Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223160
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie U.S. Growth Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.72%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 1000 Growth index for calendar year 2024. The performance of U.S. mega cap technology stocks drove markets higher in 2024 and particularly benefitted  the relative outperformance of growth.

  Within the Fund, outperformance was predominantly driven by strong asset allocation. From a sector perspective, overweight positions in Communication Services and Consumer Discretionary were top contributors. Not holding any Real Estate or Materials names also contributed to relative performance.

  Within the Communication Services sector, the leading contributor from a stock perspective was an overweight holding in Spotify Technology. The media streaming provider demonstrated a remarkable turnaround in 2024 by successfully re-accelerating its revenue growth through strategic price increases across major markets.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,539	$10,069	$10,567
12/31/2016	$9,995	$11,321	$11,314
12/31/2017	$12,821	$13,753	$14,733
12/31/2018	$12,436	$13,058	$14,510
12/31/2019	$15,825	$17,135	$19,790
12/31/2020	$22,809	$20,717	$27,408
12/31/2021	$26,936	$26,058	$34,971
12/31/2022	$19,485	$20,995	$24,782
12/31/2023	$28,906	$26,545	$35,358
12/31/2024	$38,753	$32,941	$47,152

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	34.07%	19.62%	14.51%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 455,925,943
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 3,101,110
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$455,925,943
# of Portfolio Holdings	59
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,101,110

Holdings [Text Block]

Asset Allocation

Common Stock	100.0%
Money Market Fund	0.1%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	20.1%
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	14.0%
Technology Hardware, Storage & Peripherals	10.1%
Broadline Retail	5.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. Growth Fund” to the “LVIP Macquarie U.S. Growth Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. Growth Fund” to the “LVIP Macquarie U.S. Growth Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223156
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie U.S. REIT Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.13%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the FTSE Nareit Equity REITs index for calendar year 2024. REITs benefitted from several tailwinds in 2024, primarily the move towards a "normalization" of rates. Within the Fund, relative performance was driven by strong stock selection, while asset allocation slightly detracted. At the sector level, overweight allocations to Specialty and Shopping Centres contributed positively to relative performance. Underweight allocations to Industrials and Office also contributed positively, as the sectors experienced some weakness over the year.

  An overweight position in Lodging was a key detractor from relative performance, while an underweight allocation to Health Care also detracted. Stocks held in the Specialty sector which outperformed include Iron Mountain, Inc., and Essential Properties Realty Trust, Inc.

  Iron Mountain, Inc. outperformed on investor optimism around the company's strategy to supplement its storage segment revenue with expansion in faster-growing businesses, most notable being the data centre segment.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	FTSE Nareit Equity REITs Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,352	$10,069	$9,999
12/31/2016	$10,933	$11,321	$11,199
12/31/2017	$11,072	$13,753	$11,784
12/31/2018	$10,240	$13,058	$11,239
12/31/2019	$12,953	$17,135	$14,161
12/31/2020	$11,575	$20,717	$13,028
12/31/2021	$16,499	$26,058	$18,661
12/31/2022	$12,287	$20,995	$14,114
12/31/2023	$13,791	$26,545	$16,052
12/31/2024	$14,832	$32,941	$17,454

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	7.55%	2.75%	4.02%
Morningstar US Market Index	24.09%	13.96%	12.66%
FTSE Nareit Equity REITs Index	8.73%	4.27%	5.73%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 361,422,183
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 2,741,175
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$361,422,183
# of Portfolio Holdings	64
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,741,175

Holdings [Text Block]

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.2%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

REIT Diversified	21.4%
REIT Apartments	14.8%
REIT Health Care	12.4%
REIT Storage	10.2%
REIT Warehouse/Industry	9.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. REIT Fund” to the “LVIP Macquarie U.S. REIT Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. REIT Fund” to the “LVIP Macquarie U.S. REIT Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223157
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie U.S. REIT Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.83%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the FTSE Nareit Equity REITs index for calendar year 2024. REITs benefitted from several tailwinds in 2024, primarily the move towards a "normalization" of rates. Within the Fund, relative performance was driven by strong stock selection, while asset allocation slightly detracted. At the sector level, overweight allocations to Specialty and Shopping Centres contributed positively to relative performance. Underweight allocations to Industrials and Office also contributed positively, as the sectors experienced some weakness over the year.

  An overweight position in Lodging was a key detractor from relative performance, while an underweight allocation to Health Care also detracted. Stocks held in the Specialty sector which outperformed include Iron Mountain, Inc., and Essential Properties Realty Trust, Inc.

  Iron Mountain, Inc. outperformed on investor optimism around the company's strategy to supplement its storage segment revenue with expansion in faster-growing businesses, most notable being the data centre segment.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	FTSE Nareit Equity REITs Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,375	$10,069	$9,999
12/31/2016	$10,983	$11,321	$11,199
12/31/2017	$11,152	$13,753	$11,784
12/31/2018	$10,347	$13,058	$11,239
12/31/2019	$13,121	$17,135	$14,161
12/31/2020	$11,755	$20,717	$13,028
12/31/2021	$16,818	$26,058	$18,661
12/31/2022	$12,563	$20,995	$14,114
12/31/2023	$14,143	$26,545	$16,052
12/31/2024	$15,256	$32,941	$17,454

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	7.87%	3.06%	4.31%
Morningstar US Market Index	24.09%	13.96%	12.66%
FTSE Nareit Equity REITs Index	8.73%	4.27%	5.73%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 361,422,183
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 2,741,175
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$361,422,183
# of Portfolio Holdings	64
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,741,175

Holdings [Text Block]

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.2%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

REIT Diversified	21.4%
REIT Apartments	14.8%
REIT Health Care	12.4%
REIT Storage	10.2%
REIT Warehouse/Industry	9.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. REIT Fund” to the “LVIP Macquarie U.S. REIT Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. REIT Fund” to the “LVIP Macquarie U.S. REIT Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223163
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.97%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark in 2024. Narrow market leadership and investors' strong preference for growth stocks and speculative assets created a challenging backdrop for the Fund's traditional value investing approach. In addition, notably weak performance among some of the Fund’s holdings in the consumer staples and healthcare sectors helped drive the performance shortfall.

  In the consumer staples sector, the Fund’s holdings in the food products and consumer staples distribution and retail industries underperformed those in the benchmark. In the healthcare sector, holdings in the healthcare equipment and supplies and healthcare providers and services industries in particular were laggards relative to those in benchmark. In addition, the Fund's underweight allocation in the financials sector was a notable detractor to relative performance.

  The Fund’s holdings in the information technology sector outperformed the sector in the benchmark, specifically positions in the software and communications equipment industries. In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments. An underweight allocation in the materials sector, the weakest performing sector in the benchmark, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,936	$10,069	$9,617
12/31/2016	$11,359	$11,321	$11,285
12/31/2017	$12,896	$13,753	$12,827
12/31/2018	$12,509	$13,058	$11,767
12/31/2019	$14,961	$17,135	$14,890
12/31/2020	$14,981	$20,717	$15,306
12/31/2021	$18,282	$26,058	$19,157
12/31/2022	$17,632	$20,995	$17,713
12/31/2023	$18,192	$26,545	$19,743
12/31/2024	$19,440	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	6.86%	5.38%	6.87%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 1,230,170,029
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 8,147,182
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,230,170,029
# of Portfolio Holdings	34
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$8,147,182

Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Money Market Fund	1.1%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.3%
Insurance	6.4%
Entertainment	6.3%
Oil, Gas & Consumable Fuels	5.9%
Food Products	5.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Value Fund” to the “LVIP Macquarie Value Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Value Fund” to the “LVIP Macquarie Value Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000223162
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$69	0.67%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark in 2024. Narrow market leadership and investors' strong preference for growth stocks and speculative assets created a challenging backdrop for the Fund's traditional value investing approach. In addition, notably weak performance among some of the Fund’s holdings in the consumer staples and healthcare sectors helped drive the performance shortfall.

  In the consumer staples sector, the Fund’s holdings in the food products and consumer staples distribution and retail industries underperformed those in the benchmark. In the healthcare sector, holdings in the healthcare equipment and supplies and healthcare providers and services industries in particular were laggards relative to those in benchmark. In addition, the Fund's underweight allocation in the financials sector was a notable detractor to relative performance.

  The Fund’s holdings in the information technology sector outperformed the sector in the benchmark, specifically positions in the software and communications equipment industries. In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments. An underweight allocation in the materials sector, the weakest performing sector in the benchmark, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,959	$10,069	$9,617
12/31/2016	$11,417	$11,321	$11,285
12/31/2017	$12,993	$13,753	$12,827
12/31/2018	$12,638	$13,058	$11,767
12/31/2019	$15,162	$17,135	$14,890
12/31/2020	$15,224	$20,717	$15,306
12/31/2021	$18,637	$26,058	$19,157
12/31/2022	$18,028	$20,995	$17,713
12/31/2023	$18,657	$26,545	$19,743
12/31/2024	$19,998	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	7.18%	5.69%	7.18%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 1,230,170,029
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 8,147,182
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,230,170,029
# of Portfolio Holdings	34
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$8,147,182

Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Money Market Fund	1.1%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.3%
Insurance	6.4%
Entertainment	6.3%
Oil, Gas & Consumable Fuels	5.9%
Food Products	5.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Value Fund” to the “LVIP Macquarie Value Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Value Fund” to the “LVIP Macquarie Value Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000074975
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Wealth Builder Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.96%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying exposures was impacted by varied market conditions during 2024, most notably the dispersion of returns between growth and value styles and the rising interest rate environment.

  During 2024, equity allocations to growth-oriented equities generally contributed positively to performance.

  Conversely, equity allocations to U.S. REITs, U.S. Value, and international, while also contributing to absolute performance, underperformed the equity index within the composite benchmark for the year, hence detracted from relative performance.

  Despite the rising yield environment, the fixed income allocation within the Fund contributed positively to overall Fund returns in 2024. Allocations to investment grade corporates and agency mortgage-backed securities outperformed the fixed income index component of the Fund's composite benchmark and contributed positively to performance, however, Treasuries detracted from returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	LVIP Delaware Wealth Builder Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,842	$10,069	$10,138	$10,112
12/31/2016	$10,369	$11,321	$11,351	$10,848
12/31/2017	$11,615	$13,753	$13,829	$12,196
12/31/2018	$10,981	$13,058	$13,223	$11,975
12/31/2019	$12,695	$17,135	$17,386	$14,349
12/31/2020	$13,375	$20,717	$20,585	$16,402
12/31/2021	$14,914	$26,058	$26,494	$18,519
12/31/2022	$13,209	$20,995	$21,696	$15,668
12/31/2023	$14,482	$26,545	$27,399	$18,116
12/31/2024	$15,627	$32,941	$34,254	$20,424

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	7.91%	4.24%	4.57%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
LVIP Delaware Wealth Builder Composite	12.74%	7.32%	7.40%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 123,708,612
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 804,878
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,708,612
# of Portfolio Holdings	507
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$804,878

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	47.3%
Corporate Bonds	15.1%
Agency Mortgage-Backed Securities	13.5%
U.S. Treasury Obligations	9.5%
Short-Term Investments	5.5%
Non-Agency Asset-Backed Securities	3.3%
Non-Agency Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	2.0%
Agency Collateralized Mortgage Obligations	0.6%
Preferred Stocks	0.2%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Wealth Builder Fund” to the “LVIP Macquarie Wealth Builder Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Wealth Builder Fund” to the “LVIP Macquarie Wealth Builder Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000074974
Shareholder Report [Line Items]
Fund Name		LVIP Macquarie Wealth Builder Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$74	0.71%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying exposures was impacted by varied market conditions during 2024, most notably the dispersion of returns between growth and value styles and the rising interest rate environment.

  During 2024, equity allocations to growth-oriented equities generally contributed positively to performance.

  Conversely, equity allocations to U.S. REITs, U.S. Value, and international, while also contributing to absolute performance, underperformed the equity index within the composite benchmark for the year, hence detracted from relative performance.

  Despite the rising yield environment, the fixed income allocation within the Fund contributed positively to overall Fund returns in 2024. Allocations to investment grade corporates and agency mortgage-backed securities outperformed the fixed income index component of the Fund's composite benchmark and contributed positively to performance, however, Treasuries detracted from returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	LVIP Delaware Wealth Builder Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,867	$10,069	$10,138	$10,112
12/31/2016	$10,421	$11,321	$11,351	$10,848
12/31/2017	$11,702	$13,753	$13,829	$12,196
12/31/2018	$11,091	$13,058	$13,223	$11,975
12/31/2019	$12,855	$17,135	$17,386	$14,349
12/31/2020	$13,577	$20,717	$20,585	$16,402
12/31/2021	$15,177	$26,058	$26,494	$18,519
12/31/2022	$13,476	$20,995	$21,696	$15,668
12/31/2023	$14,811	$26,545	$27,399	$18,116
12/31/2024	$16,023	$32,941	$34,254	$20,424

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	8.18%	4.50%	4.83%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
LVIP Delaware Wealth Builder Composite	12.74%	7.32%	7.40%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 123,708,612
Holdings Count | Holding		507
Advisory Fees Paid, Amount		$ 804,878
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,708,612
# of Portfolio Holdings	507
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$804,878

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	47.3%
Corporate Bonds	15.1%
Agency Mortgage-Backed Securities	13.5%
U.S. Treasury Obligations	9.5%
Short-Term Investments	5.5%
Non-Agency Asset-Backed Securities	3.3%
Non-Agency Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	2.0%
Agency Collateralized Mortgage Obligations	0.6%
Preferred Stocks	0.2%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Wealth Builder Fund” to the “LVIP Macquarie Wealth Builder Fund.”

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Wealth Builder Fund” to the “LVIP Macquarie Wealth Builder Fund.”
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000124877
Shareholder Report [Line Items]
Fund Name		LVIP Multi-Manager International Equity Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.44%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Multi-Manager International Equity Managed Volatility Fund invests in underlying funds that primarily invest in non-U.S. developed market stocks. The Fund is constructed of an equity sleeve consisting of 60% allocation to LVIP MFS International Growth Fund, 30% allocation to LVIP Dimensional International Core Fund, and 10% allocation LVIP Franklin Templeton Multi-Factor International Equity Fund, as well as a risk overlay sleeve.

  During the calendar year 2024, the equity sleeve benefitted from positive security selection within the Industrials and information technology sectors.

  Additionally, a modest out-of-benchmark allocation to U.S. stocks was additive to relative returns as U.S. outperformed its international developed counterparts during the year.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,987	$9,818	$9,919
12/31/2016	$9,832	$10,096	$10,018
12/31/2017	$12,645	$12,611	$12,526
12/31/2018	$11,577	$10,797	$10,798
12/31/2019	$14,594	$13,252	$13,176
12/31/2020	$14,921	$14,370	$14,205
12/31/2021	$16,733	$16,121	$15,805
12/31/2022	$13,977	$13,660	$13,521
12/31/2023	$15,877	$16,017	$15,987
12/31/2024	$17,105	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	7.73%	3.23%	5.51%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 588,817,493
Holdings Count | Holding		13
Advisory Fees Paid, Amount		$ 1,131,660
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$588,817,493
# of Portfolio Holdings	13
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$1,131,660

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.4%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective November 18, 2024, the Fund changed its name from the "LVIP MFS International Equity Managed Volatility Fund" to the "LVIP Multi-Manager International Equity Managed Volatility Fund."

In addition, the principal investment strategies of the Fund were amended to reflect that the Fund operates under a "fund of funds" structure, with the Underlying Funds currently including the LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund's assets not subject to the managed volatility overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund's assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund's assets not subject to the overlay).

Material Fund Change Name [Text Block]		Effective November 18, 2024, the Fund changed its name from the "LVIP MFS International Equity Managed Volatility Fund" to the "LVIP Multi-Manager International Equity Managed Volatility Fund."
Material Fund Change Strategies [Text Block]

In addition, the principal investment strategies of the Fund were amended to reflect that the Fund operates under a "fund of funds" structure, with the Underlying Funds currently including the LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund's assets not subject to the managed volatility overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund's assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund's assets not subject to the overlay).

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000124876
Shareholder Report [Line Items]
Fund Name		LVIP Multi-Manager International Equity Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.19%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Multi-Manager International Equity Managed Volatility Fund invests in underlying funds that primarily invest in non-U.S. developed market stocks. The Fund is constructed of an equity sleeve consisting of 60% allocation to LVIP MFS International Growth Fund, 30% allocation to LVIP Dimensional International Core Fund, and 10% allocation LVIP Franklin Templeton Multi-Factor International Equity Fund, as well as a risk overlay sleeve.

  During the calendar year 2024, the equity sleeve benefitted from positive security selection within the Industrials and information technology sectors.

  Additionally, a modest out-of-benchmark allocation to U.S. stocks was additive to relative returns as U.S. outperformed its international developed counterparts during the year.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,013	$9,818	$9,919
12/31/2016	$9,881	$10,096	$10,018
12/31/2017	$12,740	$12,611	$12,526
12/31/2018	$11,693	$10,797	$10,798
12/31/2019	$14,777	$13,252	$13,176
12/31/2020	$15,147	$14,370	$14,205
12/31/2021	$17,027	$16,121	$15,805
12/31/2022	$14,259	$13,660	$13,521
12/31/2023	$16,239	$16,017	$15,987
12/31/2024	$17,538	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	8.00%	3.49%	5.78%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 588,817,493
Holdings Count | Holding		13
Advisory Fees Paid, Amount		$ 1,131,660
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$588,817,493
# of Portfolio Holdings	13
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$1,131,660

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.4%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective November 18, 2024, the Fund changed its name from the "LVIP MFS International Equity Managed Volatility Fund" to the "LVIP Multi-Manager International Equity Managed Volatility Fund."

In addition, the principal investment strategies of the Fund were amended to reflect that the Fund operates under a "fund of funds" structure, with the Underlying Funds currently including the LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund's assets not subject to the managed volatility overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund's assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund's assets not subject to the overlay).

Material Fund Change Name [Text Block]		Effective November 18, 2024, the Fund changed its name from the "LVIP MFS International Equity Managed Volatility Fund" to the "LVIP Multi-Manager International Equity Managed Volatility Fund."
Material Fund Change Strategies [Text Block]

In addition, the principal investment strategies of the Fund were amended to reflect that the Fund operates under a "fund of funds" structure, with the Underlying Funds currently including the LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund's assets not subject to the managed volatility overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund's assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund's assets not subject to the overlay).

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

C000043856
Shareholder Report [Line Items]
Fund Name		LVIP MFS International Growth Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.04%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

On aggregate, position weightings (i.e., security selection) relative to the MSCI EAFE Growth Index contributed to relative returns. During the reporting period, the Fund's relative currency exposure, resulting primarily from differences between the Fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was a contributor to relative performance.

Contributors to Performance

  On aggregate, sector allocation detracted from relative returns. Contributors - Security selection in the industrials, information technology and materials sectors contributed to relative returns.

  Security selection and an underweight position in the health care sector also supported relative performance.

  Individual holdings: Overweight positions in Hitachi and SAP and holding Taiwan Semiconductor.

Detractors from Performance

  A combination of security selection and an overweight allocation to the consumer staples sector detracted from relative returns.

  Stock selection in the financials sector also detracted from relative results.

  Individual holdings: Overweight positions in Heineken and Pernod Ricard and not owning Recruit.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Growth Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,105	$9,818	$10,409
12/31/2016	$10,246	$10,096	$10,092
12/31/2017	$13,477	$12,611	$13,005
12/31/2018	$12,337	$10,797	$11,336
12/31/2019	$15,698	$13,252	$14,499
12/31/2020	$17,935	$14,370	$17,152
12/31/2021	$19,902	$16,121	$19,082
12/31/2022	$17,017	$13,660	$14,703
12/31/2023	$19,470	$16,017	$17,288
12/31/2024	$20,995	$16,717	$17,641

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	7.83%	5.99%	7.70%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Growth Index (net dividends)	2.05%	4.00%	5.84%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,378,840,590
Holdings Count | Holding		86
Advisory Fees Paid, Amount		$ 10,384,233
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,378,840,590
# of Portfolio Holdings	86
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$10,384,233

Holdings [Text Block]

Asset Allocation

Common Stock	97.4%
Short-Term Investments	2.3%
Money Market Fund	0.0%
Other	0.3%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
France	16.7%
Germany	11.7%
Japan	11.0%
Switzerland	8.4%
Canada	8.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Chemicals	8.2%
Hotels, Restaurants & Leisure	8.2%
Software	7.9%
Pharmaceuticals	6.5%
Beverages	5.1%

Material Fund Change [Text Block]
C000043855
Shareholder Report [Line Items]
Fund Name		LVIP MFS International Growth Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$82	0.79%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

On aggregate, position weightings (i.e., security selection) relative to the MSCI EAFE Growth Index contributed to relative returns. During the reporting period, the Fund's relative currency exposure, resulting primarily from differences between the Fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was a contributor to relative performance.

Contributors to Performance

  On aggregate, sector allocation detracted from relative returns. Contributors - Security selection in the industrials, information technology and materials sectors contributed to relative returns.

  Security selection and an underweight position in the health care sector also supported relative performance.

  Individual holdings: Overweight positions in Hitachi and SAP and holding Taiwan Semiconductor.

Detractors from Performance

  A combination of security selection and an overweight allocation to the consumer staples sector detracted from relative returns.

  Stock selection in the financials sector also detracted from relative results.

  Individual holdings: Overweight positions in Heineken and Pernod Ricard and not owning Recruit.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Growth Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,129	$9,818	$10,409
12/31/2016	$10,298	$10,096	$10,092
12/31/2017	$13,578	$12,611	$13,005
12/31/2018	$12,460	$10,797	$11,336
12/31/2019	$15,894	$13,252	$14,499
12/31/2020	$18,205	$14,370	$17,152
12/31/2021	$20,251	$16,121	$19,082
12/31/2022	$17,358	$13,660	$14,703
12/31/2023	$19,912	$16,017	$17,288
12/31/2024	$21,525	$16,717	$17,641

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	8.10%	6.25%	7.97%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Growth Index (net dividends)	2.05%	4.00%	5.84%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,378,840,590
Holdings Count | Holding		86
Advisory Fees Paid, Amount		$ 10,384,233
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,378,840,590
# of Portfolio Holdings	86
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$10,384,233

Holdings [Text Block]

Asset Allocation

Common Stock	97.4%
Short-Term Investments	2.3%
Money Market Fund	0.0%
Other	0.3%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
France	16.7%
Germany	11.7%
Japan	11.0%
Switzerland	8.4%
Canada	8.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Chemicals	8.2%
Hotels, Restaurants & Leisure	8.2%
Software	7.9%
Pharmaceuticals	6.5%
Beverages	5.1%

Material Fund Change [Text Block]
C000043858
Shareholder Report [Line Items]
Fund Name		LVIP MFS Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.86%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve months ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index.

Factors Affecting Performance

  In aggregate, position weightings (i.e., security selection) weighed on performance relative to the Russell 1000® Value Index.

  In aggregate, sector allocation contributed to relative performance.

Detractors from Performance

  Security selection within both the consumer staples and industrials sectors detracted from relative returns.

  Individual holdings: Not owning shares of WalMart Stores, holding of Nestles & an overweight position in Cigna Group.

Contributors to Performance

  A combination of strong security selection and an overweight position in the financials sector contributed to relative returns.

  Individual holdings: Overweight positions in Progressive and American Express and not owning Intel.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,921	$10,069	$9,617
12/31/2016	$11,288	$11,321	$11,285
12/31/2017	$13,244	$13,753	$12,827
12/31/2018	$11,891	$13,058	$11,767
12/31/2019	$15,400	$17,135	$14,890
12/31/2020	$15,924	$20,717	$15,306
12/31/2021	$19,929	$26,058	$19,157
12/31/2022	$18,672	$20,995	$17,713
12/31/2023	$20,127	$26,545	$19,743
12/31/2024	$22,455	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	11.57%	7.83%	8.43%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 2,040,728,487
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 11,616,217
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,040,728,487
# of Portfolio Holdings	72
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$11,616,217

Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Agency Obligations	1.2%
Money Market Fund	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	12.2%
Banks	8.0%
Aerospace & Defense	7.4%
Electric Utilities	7.3%
Capital Markets	6.8%

Material Fund Change [Text Block]
C000043857
Shareholder Report [Line Items]
Fund Name		LVIP MFS Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.61%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve months ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index.

Factors Affecting Performance

  In aggregate, position weightings (i.e., security selection) weighed on performance relative to the Russell 1000® Value Index.

  In aggregate, sector allocation contributed to relative performance.

Detractors from Performance

  Security selection within both the consumer staples and industrials sectors detracted from relative returns.

  Individual holdings: Not owning shares of WalMart Stores, holding of Nestles & an overweight position in Cigna Group.

Contributors to Performance

  A combination of strong security selection and an overweight position in the financials sector contributed to relative returns.

  Individual holdings: Overweight positions in Progressive and American Express and not owning Intel.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,946	$10,069	$9,617
12/31/2016	$11,344	$11,321	$11,285
12/31/2017	$13,344	$13,753	$12,827
12/31/2018	$12,011	$13,058	$11,767
12/31/2019	$15,595	$17,135	$14,890
12/31/2020	$16,165	$20,717	$15,306
12/31/2021	$20,282	$26,058	$19,157
12/31/2022	$19,050	$20,995	$17,713
12/31/2023	$20,587	$26,545	$19,743
12/31/2024	$23,025	$32,941	$22,580

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	11.84%	8.10%	8.70%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 2,040,728,487
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 11,616,217
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,040,728,487
# of Portfolio Holdings	72
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$11,616,217

Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Agency Obligations	1.2%
Money Market Fund	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	12.2%
Banks	8.0%
Aerospace & Defense	7.4%
Electric Utilities	7.3%
Capital Markets	6.8%

Material Fund Change [Text Block]
C000075433
Shareholder Report [Line Items]
Fund Name		LVIP Mondrian Global Income Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.91%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the 50% hedged benchmark in 2024. Fixed income and currency markets were struck by intense volatility in the final quarter of 2024. Bond yields rose significantly across developed markets and currencies fell sharply against the U.S. dollar.

  Currency was the principal drag on performance, with the underweight to the U.S. dollar and overweight to select international currencies, particularly the Japanese yen, detracting.

  The U.S. dollar is extremely overvalued according to the sub-adviser's currency valuations, and the Fund is therefore underweight. Its sharp appreciation in the final quarter of 2024 was a painful drag on performance but only adds to the sub-adviser's conviction of dollar overvaluation.

  The underweight to the euro and overweight to the Malaysian ringgit were beneficial to performance over the year.

  The overweight to the New Zealand bond market was also positive.

  The modest overweight to duration at the portfolio level detracted from performance, particularly the long US bond position.

  The off-benchmark position in euro-denominated credit was a modest positive.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Core Bond Index	FTSE World Government Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,773	$9,687	$9,643
12/31/2016	$9,798	$9,894	$9,797
12/31/2017	$10,267	$10,589	$10,531
12/31/2018	$10,437	$10,475	$10,442
12/31/2019	$11,112	$11,166	$11,058
12/31/2020	$11,837	$12,187	$12,176
12/31/2021	$11,206	$11,489	$11,327
12/31/2022	$9,486	$9,491	$9,258
12/31/2023	$9,843	$9,982	$9,738
12/31/2024	$9,312	$9,796	$9,459

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	(5.40%)	(3.47%)	(0.71%)
Morningstar Global Core Bond Index	(1.86%)	(2.58%)	(0.21%)
FTSE World Government Bond Index	(2.87%)	(3.08%)	(0.55%)

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 426,144,280
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 2,444,374
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$426,144,280
# of Portfolio Holdings	125
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$2,444,374

Holdings [Text Block]

Asset Allocation

Sovereign Bonds	53.4%
U.S. Treasury Obligations	36.4%
Supranational Banks	4.0%
Corporate Bonds	2.8%
Money Market Fund	2.0%
Other	1.4%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	37.7%
AAA	23.7%
AA	14.4%
A	7.4%
BBB	8.3%
Not Rated	8.5%

Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	36.4%
United Kingdom	6.9%
Japan	6.4%
New Zealand	5.8%
Italy	4.9%

Material Fund Change [Text Block]
C000075432
Shareholder Report [Line Items]
Fund Name		LVIP Mondrian Global Income Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.66%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the 50% hedged benchmark in 2024. Fixed income and currency markets were struck by intense volatility in the final quarter of 2024. Bond yields rose significantly across developed markets and currencies fell sharply against the U.S. dollar.

  Currency was the principal drag on performance, with the underweight to the U.S. dollar and overweight to select international currencies, particularly the Japanese yen, detracting.

  The U.S. dollar is extremely overvalued according to the sub-adviser's currency valuations, and the Fund is therefore underweight. Its sharp appreciation in the final quarter of 2024 was a painful drag on performance but only adds to the sub-adviser's conviction of dollar overvaluation.

  The underweight to the euro and overweight to the Malaysian ringgit were beneficial to performance over the year.

  The overweight to the New Zealand bond market was also positive.

  The modest overweight to duration at the portfolio level detracted from performance, particularly the long US bond position.

  The off-benchmark position in euro-denominated credit was a modest positive.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Core Bond Index	FTSE World Government Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,798	$9,687	$9,643
12/31/2016	$9,848	$9,894	$9,797
12/31/2017	$10,344	$10,589	$10,531
12/31/2018	$10,541	$10,475	$10,442
12/31/2019	$11,251	$11,166	$11,058
12/31/2020	$12,014	$12,187	$12,176
12/31/2021	$11,403	$11,489	$11,327
12/31/2022	$9,678	$9,491	$9,258
12/31/2023	$10,067	$9,982	$9,738
12/31/2024	$9,548	$9,796	$9,459

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	(5.15%)	(3.23%)	(0.46%)
Morningstar Global Core Bond Index	(1.86%)	(2.58%)	(0.21%)
FTSE World Government Bond Index	(2.87%)	(3.08%)	(0.55%)

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 426,144,280
Holdings Count | Holding		125
Advisory Fees Paid, Amount		$ 2,444,374
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$426,144,280
# of Portfolio Holdings	125
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$2,444,374

Holdings [Text Block]

Asset Allocation

Sovereign Bonds	53.4%
U.S. Treasury Obligations	36.4%
Supranational Banks	4.0%
Corporate Bonds	2.8%
Money Market Fund	2.0%
Other	1.4%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	37.7%
AAA	23.7%
AA	14.4%
A	7.4%
BBB	8.3%
Not Rated	8.5%

Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	36.4%
United Kingdom	6.9%
Japan	6.4%
New Zealand	5.8%
Italy	4.9%

Material Fund Change [Text Block]
C000007703
Shareholder Report [Line Items]
Fund Name		LVIP Mondrian International Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.99%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity markets rallied in 2024 on prospects of a soft landing for the global economy as inflation eased. However, weaker international currencies detracted from U.S, dollar returns as a Republican election sweep drove broad-based gains for the U.S. dollar. The Fund outperformed the MSCI EAFE Index in 2024.

  The overweight position in Singapore, exposure to Taiwan, and lack of exposure to Denmark added to relative returns. In Singapore, United Overseas Bank was strong on encouraging prospects for additional shareholder returns after their core equity tier 1 capital was revised sharply upwards following the incorporation of new Basel IV requirements.

  Strong stock selection in the consumer staples sector also added to relative returns as Imperial Brands, the UK tobacco company, delivered strong results driven by continued market share gains and attractive cash returns to shareholders.

  This was partially offset by stock selection in France where Kering, the French luxury goods company, is undergoing a brand transformation at its largest design house, Gucci. The broader luxury goods segment underperformed on Chinese consumer weakness.

  The underweight position in the strong financials sector and stock selection in industrials detracted from relative returns.

  The positive impact from the overweight positions in the relatively strong British pound and pegged Hong Kong dollar more than offset the overweight in the weak Japanese yen.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,597	$9,818	$9,919
12/31/2016	$9,957	$10,096	$10,018
12/31/2017	$12,052	$12,611	$12,526
12/31/2018	$10,641	$10,797	$10,798
12/31/2019	$12,552	$13,252	$13,176
12/31/2020	$11,898	$14,370	$14,205
12/31/2021	$13,205	$16,121	$15,805
12/31/2022	$11,756	$13,660	$13,521
12/31/2023	$14,085	$16,017	$15,987
12/31/2024	$14,709	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	4.43%	3.22%	3.93%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,076,381,598
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 7,339,026
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,076,381,598
# of Portfolio Holdings	53
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$7,339,026

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.2%
Other	0.5%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	25.4%
United Kingdom	22.7%
France	10.4%
Germany	9.6%
Italy	6.7%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.2%
Pharmaceuticals	7.9%
Electric Utilities	6.0%
Industrial Conglomerates	5.1%
Food Products	5.1%

Material Fund Change [Text Block]
C000007702
Shareholder Report [Line Items]
Fund Name		LVIP Mondrian International Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.74%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity markets rallied in 2024 on prospects of a soft landing for the global economy as inflation eased. However, weaker international currencies detracted from U.S, dollar returns as a Republican election sweep drove broad-based gains for the U.S. dollar. The Fund outperformed the MSCI EAFE Index in 2024.

  The overweight position in Singapore, exposure to Taiwan, and lack of exposure to Denmark added to relative returns. In Singapore, United Overseas Bank was strong on encouraging prospects for additional shareholder returns after their core equity tier 1 capital was revised sharply upwards following the incorporation of new Basel IV requirements.

  Strong stock selection in the consumer staples sector also added to relative returns as Imperial Brands, the UK tobacco company, delivered strong results driven by continued market share gains and attractive cash returns to shareholders.

  This was partially offset by stock selection in France where Kering, the French luxury goods company, is undergoing a brand transformation at its largest design house, Gucci. The broader luxury goods segment underperformed on Chinese consumer weakness.

  The underweight position in the strong financials sector and stock selection in industrials detracted from relative returns.

  The positive impact from the overweight positions in the relatively strong British pound and pegged Hong Kong dollar more than offset the overweight in the weak Japanese yen.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,621	$9,818	$9,919
12/31/2016	$10,007	$10,096	$10,018
12/31/2017	$12,142	$12,611	$12,526
12/31/2018	$10,749	$10,797	$10,798
12/31/2019	$12,710	$13,252	$13,176
12/31/2020	$12,078	$14,370	$14,205
12/31/2021	$13,439	$16,121	$15,805
12/31/2022	$11,993	$13,660	$13,521
12/31/2023	$14,405	$16,017	$15,987
12/31/2024	$15,082	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	4.70%	3.48%	4.19%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,076,381,598
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 7,339,026
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,076,381,598
# of Portfolio Holdings	53
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$7,339,026

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.2%
Other	0.5%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	25.4%
United Kingdom	22.7%
France	10.4%
Germany	9.6%
Italy	6.7%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.2%
Pharmaceuticals	7.9%
Electric Utilities	6.0%
Industrial Conglomerates	5.1%
Food Products	5.1%

Material Fund Change [Text Block]
C000139581
Shareholder Report [Line Items]
Fund Name		LVIP Multi-Manager Global Equity Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.56%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors through allocations to multiple strategies.

  During the calendar year 2024, allocations to growth equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	LVIP Multi-Manager Global Equity Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,290	$10,069	$10,138	$9,944
12/31/2016	$9,804	$11,321	$11,351	$10,876
12/31/2017	$11,783	$13,753	$13,829	$13,399
12/31/2018	$10,775	$13,058	$13,223	$12,326
12/31/2019	$12,861	$17,135	$17,386	$15,734
12/31/2020	$14,799	$20,717	$20,585	$18,195
12/31/2021	$17,091	$26,058	$26,494	$21,993
12/31/2022	$13,978	$20,995	$21,696	$18,198
12/31/2023	$17,554	$26,545	$27,399	$22,282
12/31/2024	$20,439	$32,941	$34,254	$26,079

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	16.44%	9.71%	7.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
LVIP Multi-Manager Global Equity Composite	17.04%	10.64%	10.06%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 95,597,663
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 193,343
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,597,663
# of Portfolio Holdings	15
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$193,343

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.8%
Equity Funds	37.4%
Money Market Funds	4.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000139580
Shareholder Report [Line Items]
Fund Name		LVIP Multi-Manager Global Equity Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors through allocations to multiple strategies.

  During the calendar year 2024, allocations to growth equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	LVIP Multi-Manager Global Equity Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,323	$10,069	$10,138	$9,944
12/31/2016	$9,873	$11,321	$11,351	$10,876
12/31/2017	$11,908	$13,753	$13,829	$13,399
12/31/2018	$10,929	$13,058	$13,223	$12,326
12/31/2019	$13,089	$17,135	$17,386	$15,734
12/31/2020	$15,114	$20,717	$20,585	$18,195
12/31/2021	$17,517	$26,058	$26,494	$21,993
12/31/2022	$14,376	$20,995	$21,696	$18,198
12/31/2023	$18,116	$26,545	$27,399	$22,282
12/31/2024	$21,167	$32,941	$34,254	$26,079

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	16.84%	10.09%	7.79%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
LVIP Multi-Manager Global Equity Composite	17.04%	10.64%	10.06%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 95,597,663
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 193,343
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,597,663
# of Portfolio Holdings	15
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$193,343

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.8%
Equity Funds	37.4%
Money Market Funds	4.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000139575
Shareholder Report [Line Items]
Fund Name		LVIP PIMCO Low Duration Bond Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$92	0.90%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Macroeconomic conditions delayed the U.S. Federal Reserve’s (Fed) first rate cut to September, with subsequent cuts in November and December. Bonds delivered positive returns despite a reset higher in yields.

  Spread sectors largely contributed to performance, driven by tactical allocations to securitized and investment grade corporate credit.

  Within securitized, high-quality ABS, CMBS, and CLOs served as attractive, diversifying sources of yield.

  Investment grade corporate credit contributed to performance as spreads tightened.

  Within rates, U.S. curve positioning contributed to performance while exposure to duration in UK detracted.

  Within currency strategies, an overweight to the U.S. dollar contributed to performance but was offset by exposure to the Japanese Yen. Derivatives in the Fund were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s exposure to interest rates was partly facilitated through the use of interest rate swaps, futures, and swaptions. The Fund utilized credit default swaps to manage credit beta. Currency positioning was partly achieved through currency forward agreements.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	ICE Bank of America 1-3 Yr US Treasury Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,131	$10,062	$9,999
12/31/2016	$10,372	$10,318	$10,143
12/31/2017	$10,520	$10,668	$10,186
12/31/2018	$10,615	$10,682	$10,347
12/31/2019	$10,945	$11,606	$10,715
12/31/2020	$11,364	$12,476	$11,047
12/31/2021	$11,263	$12,275	$10,986
12/31/2022	$10,687	$10,680	$10,585
12/31/2023	$11,180	$11,248	$11,035
12/31/2024	$11,724	$11,401	$11,486

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	4.87%	1.38%	1.60%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE Bank of America 1-3 Yr US Treasury Index	4.08%	1.40%	1.40%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 882,427,751
Holdings Count | Holding		362
Advisory Fees Paid, Amount		$ 3,816,949
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$882,427,751
# of Portfolio Holdings	362
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,816,949

Holdings [Text Block]

Asset Allocation

Corporate Bonds	40.1%
Non-Agency Asset-Backed Securities	26.3%
Agency Mortgage-Backed Securities	11.7%
Agency Collateralized Mortgage Obligations	8.7%
Sovereign Bonds	6.3%
Non-Agency Commercial Mortgage-Backed Securities	4.8%
U.S. Treasury Obligations	4.4%
Non-Agency Collateralized Mortgage Obligations	3.3%
Short-Term Investments	2.0%
Municipal Bonds	1.7%
Other	(9.3%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	15.4%
AAA	33.4%
AA	4.3%
A	19.5%
BBB	13.7%
BB	1.5%
Not Rated	12.2%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	18.5%
Auto Manufacturers	2.8%
Diversified Financial Services	2.7%
Electric	2.6%
Insurance	2.5%

Material Fund Change [Text Block]
C000139574
Shareholder Report [Line Items]
Fund Name		LVIP PIMCO Low Duration Bond Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$75	0.73%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Macroeconomic conditions delayed the U.S. Federal Reserve’s (Fed) first rate cut to September, with subsequent cuts in November and December. Bonds delivered positive returns despite a reset higher in yields.

  Spread sectors largely contributed to performance, driven by tactical allocations to securitized and investment grade corporate credit.

  Within securitized, high-quality ABS, CMBS, and CLOs served as attractive, diversifying sources of yield.

  Investment grade corporate credit contributed to performance as spreads tightened.

  Within rates, U.S. curve positioning contributed to performance while exposure to duration in UK detracted.

  Within currency strategies, an overweight to the U.S. dollar contributed to performance but was offset by exposure to the Japanese Yen. Derivatives in the Fund were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s exposure to interest rates was partly facilitated through the use of interest rate swaps, futures, and swaptions. The Fund utilized credit default swaps to manage credit beta. Currency positioning was partly achieved through currency forward agreements.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	ICE Bank of America 1-3 Yr US Treasury Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,157	$10,062	$9,999
12/31/2016	$10,423	$10,318	$10,143
12/31/2017	$10,599	$10,668	$10,186
12/31/2018	$10,721	$10,682	$10,347
12/31/2019	$11,082	$11,606	$10,715
12/31/2020	$11,536	$12,476	$11,047
12/31/2021	$11,462	$12,275	$10,986
12/31/2022	$10,903	$10,680	$10,585
12/31/2023	$11,434	$11,248	$11,035
12/31/2024	$12,020	$11,401	$11,486

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	5.13%	1.64%	1.86%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE Bank of America 1-3 Yr US Treasury Index	4.08%	1.40%	1.40%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 882,427,751
Holdings Count | Holding		362
Advisory Fees Paid, Amount		$ 3,816,949
InvestmentCompanyPortfolioTurnover		231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$882,427,751
# of Portfolio Holdings	362
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,816,949

Holdings [Text Block]

Asset Allocation

Corporate Bonds	40.1%
Non-Agency Asset-Backed Securities	26.3%
Agency Mortgage-Backed Securities	11.7%
Agency Collateralized Mortgage Obligations	8.7%
Sovereign Bonds	6.3%
Non-Agency Commercial Mortgage-Backed Securities	4.8%
U.S. Treasury Obligations	4.4%
Non-Agency Collateralized Mortgage Obligations	3.3%
Short-Term Investments	2.0%
Municipal Bonds	1.7%
Other	(9.3%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	15.4%
AAA	33.4%
AA	4.3%
A	19.5%
BBB	13.7%
BB	1.5%
Not Rated	12.2%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	18.5%
Auto Manufacturers	2.8%
Diversified Financial Services	2.7%
Electric	2.6%
Insurance	2.5%

Material Fund Change [Text Block]
C000090468
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Conservative Index Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Conservative Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,881	$10,062	$10,055	$9,967
12/31/2016	$10,350	$10,318	$10,321	$10,512
12/31/2017	$11,430	$10,668	$10,687	$11,692
12/31/2018	$10,907	$10,682	$10,688	$11,256
12/31/2019	$12,493	$11,606	$11,620	$13,006
12/31/2020	$13,981	$12,476	$12,492	$14,602
12/31/2021	$14,834	$12,275	$12,299	$15,607
12/31/2022	$12,614	$10,680	$10,699	$13,397
12/31/2023	$13,933	$11,248	$11,291	$14,901
12/31/2024	$14,726	$11,401	$11,432	$15,854

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	5.69%	3.34%	3.95%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Index Allocation Composite	6.39%	4.04%	4.72%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 143,036,129
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 213,919
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,036,129
# of Portfolio Holdings	8
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$213,919

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	60.0%
Equity Funds	22.0%
International Equity Funds	18.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090467
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Conservative Index Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Conservative Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,906	$10,062	$10,055	$9,967
12/31/2016	$10,401	$10,318	$10,321	$10,512
12/31/2017	$11,516	$10,668	$10,687	$11,692
12/31/2018	$11,016	$10,682	$10,688	$11,256
12/31/2019	$12,650	$11,606	$11,620	$13,006
12/31/2020	$14,191	$12,476	$12,492	$14,602
12/31/2021	$15,096	$12,275	$12,299	$15,607
12/31/2022	$12,869	$10,680	$10,699	$13,397
12/31/2023	$14,251	$11,248	$11,291	$14,901
12/31/2024	$15,097	$11,401	$11,432	$15,854

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	5.94%	3.60%	4.21%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Index Allocation Composite	6.39%	4.04%	4.72%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 143,036,129
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 213,919
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,036,129
# of Portfolio Holdings	8
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$213,919

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	60.0%
Equity Funds	22.0%
International Equity Funds	18.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090470
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Moderate Index Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Moderate Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s prospectus composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,829	$10,062	$10,055	$9,915
12/31/2016	$10,455	$10,318	$10,321	$10,618
12/31/2017	$11,947	$10,668	$10,687	$12,217
12/31/2018	$11,170	$10,682	$10,688	$11,522
12/31/2019	$13,173	$11,606	$11,620	$13,710
12/31/2020	$14,958	$12,476	$12,492	$15,610
12/31/2021	$16,472	$12,275	$12,299	$17,304
12/31/2022	$13,899	$10,680	$10,699	$14,728
12/31/2023	$15,744	$11,248	$11,291	$16,803
12/31/2024	$17,020	$11,401	$11,432	$18,299

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	8.10%	5.26%	5.46%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Moderate Index Allocation Composite	8.91%	5.94%	6.23%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 623,116,386
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 929,793
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$623,116,386
# of Portfolio Holdings	7
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$929,793

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	34.0%
International Equity Funds	26.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090469
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Moderate Index Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.21%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Moderate Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s prospectus composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,852	$10,062	$10,055	$9,915
12/31/2016	$10,507	$10,318	$10,321	$10,618
12/31/2017	$12,036	$10,668	$10,687	$12,217
12/31/2018	$11,281	$10,682	$10,688	$11,522
12/31/2019	$13,339	$11,606	$11,620	$13,710
12/31/2020	$15,184	$12,476	$12,492	$15,610
12/31/2021	$16,762	$12,275	$12,299	$17,304
12/31/2022	$14,178	$10,680	$10,699	$14,728
12/31/2023	$16,102	$11,248	$11,291	$16,803
12/31/2024	$17,450	$11,401	$11,432	$18,299

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	8.37%	5.52%	5.73%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Moderate Index Allocation Composite	8.91%	5.94%	6.23%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 623,116,386
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 929,793
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$623,116,386
# of Portfolio Holdings	7
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$929,793

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	34.0%
International Equity Funds	26.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090472
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Moderately Aggressive Index Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Moderately Aggressive Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	Moderately Aggressive Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,772	$10,069	$10,138	$9,852
12/31/2016	$10,466	$11,321	$11,351	$10,625
12/31/2017	$12,211	$13,753	$13,829	$12,481
12/31/2018	$11,276	$13,058	$13,223	$11,632
12/31/2019	$13,467	$17,135	$17,386	$14,015
12/31/2020	$15,352	$20,717	$20,585	$16,034
12/31/2021	$17,054	$26,058	$26,494	$17,912
12/31/2022	$14,310	$20,995	$21,696	$15,145
12/31/2023	$16,390	$26,545	$27,399	$17,454
12/31/2024	$17,865	$32,941	$34,254	$19,183

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	9.00%	5.81%	5.97%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Moderately Aggressive Index Allocation Composite	9.90%	6.48%	6.73%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 608,233,329
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 891,859
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$608,233,329
# of Portfolio Holdings	8
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$891,859

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.1%
Fixed Income Funds	29.9%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090471
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Moderately Aggressive Index Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.21%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Moderately Aggressive Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	Moderately Aggressive Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,796	$10,069	$10,138	$9,852
12/31/2016	$10,518	$11,321	$11,351	$10,625
12/31/2017	$12,303	$13,753	$13,829	$12,481
12/31/2018	$11,390	$13,058	$13,223	$11,632
12/31/2019	$13,637	$17,135	$17,386	$14,015
12/31/2020	$15,584	$20,717	$20,585	$16,034
12/31/2021	$17,355	$26,058	$26,494	$17,912
12/31/2022	$14,599	$20,995	$21,696	$15,145
12/31/2023	$16,763	$26,545	$27,399	$17,454
12/31/2024	$18,317	$32,941	$34,254	$19,183

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	9.26%	6.08%	6.24%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Moderately Aggressive Index Allocation Composite	9.90%	6.48%	6.73%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 608,233,329
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 891,859
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$608,233,329
# of Portfolio Holdings	8
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$891,859

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.1%
Fixed Income Funds	29.9%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090474
Shareholder Report [Line Items]
Fund Name		LVIP Structured Conservative Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Structured Conservative Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Conservative Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,790	$10,062	$10,055	$9,967
12/31/2016	$10,433	$10,318	$10,321	$10,512
12/31/2017	$11,417	$10,668	$10,687	$11,692
12/31/2018	$10,817	$10,682	$10,688	$11,256
12/31/2019	$12,262	$11,606	$11,620	$13,006
12/31/2020	$13,414	$12,476	$12,492	$14,602
12/31/2021	$14,376	$12,275	$12,299	$15,607
12/31/2022	$12,433	$10,680	$10,699	$13,397
12/31/2023	$13,675	$11,248	$11,291	$14,901
12/31/2024	$14,522	$11,401	$11,432	$15,854

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	6.20%	3.44%	3.80%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Structured Conservative Allocation Composite	6.39%	4.04%	4.72%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 134,987,177
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 209,881
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$134,987,177
# of Portfolio Holdings	7
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$209,881

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	60.0%
Equity Funds	22.0%
International Equity Funds	18.0%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090473
Shareholder Report [Line Items]
Fund Name		LVIP Structured Conservative Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Structured Conservative Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Conservative Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,814	$10,062	$10,055	$9,967
12/31/2016	$10,485	$10,318	$10,321	$10,512
12/31/2017	$11,502	$10,668	$10,687	$11,692
12/31/2018	$10,926	$10,682	$10,688	$11,256
12/31/2019	$12,416	$11,606	$11,620	$13,006
12/31/2020	$13,618	$12,476	$12,492	$14,602
12/31/2021	$14,629	$12,275	$12,299	$15,607
12/31/2022	$12,684	$10,680	$10,699	$13,397
12/31/2023	$13,986	$11,248	$11,291	$14,901
12/31/2024	$14,889	$11,401	$11,432	$15,854

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	6.46%	3.70%	4.06%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Structured Conservative Allocation Composite	6.39%	4.04%	4.72%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 134,987,177
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 209,881
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$134,987,177
# of Portfolio Holdings	7
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$209,881

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	60.0%
Equity Funds	22.0%
International Equity Funds	18.0%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090475
Shareholder Report [Line Items]
Fund Name		LVIP Structured Moderate Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Structured Moderate Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year as the Fund’s large and small cap multi-factor allocations contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Moderate Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,706	$10,062	$10,055	$9,915
12/31/2016	$10,580	$10,318	$10,321	$10,618
12/31/2017	$11,940	$10,668	$10,687	$12,217
12/31/2018	$11,062	$10,682	$10,688	$11,522
12/31/2019	$12,863	$11,606	$11,620	$13,710
12/31/2020	$14,096	$12,476	$12,492	$15,610
12/31/2021	$15,770	$12,275	$12,299	$17,304
12/31/2022	$13,660	$10,680	$10,699	$14,728
12/31/2023	$15,410	$11,248	$11,291	$16,803
12/31/2024	$16,819	$11,401	$11,432	$18,299

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	9.14%	5.51%	5.34%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Structured Moderate Allocation Composite	8.91%	5.94%	6.23%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 688,422,666
Holdings Count | Holding		6
Advisory Fees Paid, Amount		$ 1,060,018
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$688,422,666
# of Portfolio Holdings	6
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,060,018

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	34.0%
International Equity Funds	26.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090476
Shareholder Report [Line Items]
Fund Name		LVIP Structured Moderate Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.21%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Structured Moderate Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year as the Fund’s large and small cap multi-factor allocations contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Moderate Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,731	$10,062	$10,055	$9,915
12/31/2016	$10,633	$10,318	$10,321	$10,618
12/31/2017	$12,031	$10,668	$10,687	$12,217
12/31/2018	$11,174	$10,682	$10,688	$11,522
12/31/2019	$13,025	$11,606	$11,620	$13,710
12/31/2020	$14,309	$12,476	$12,492	$15,610
12/31/2021	$16,048	$12,275	$12,299	$17,304
12/31/2022	$13,938	$10,680	$10,699	$14,728
12/31/2023	$15,762	$11,248	$11,291	$16,803
12/31/2024	$17,245	$11,401	$11,432	$18,299

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	9.41%	5.77%	5.60%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Structured Moderate Allocation Composite	8.91%	5.94%	6.23%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 688,422,666
Holdings Count | Holding		6
Advisory Fees Paid, Amount		$ 1,060,018
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$688,422,666
# of Portfolio Holdings	6
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,060,018

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	34.0%
International Equity Funds	26.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090478
Shareholder Report [Line Items]
Fund Name		LVIP Structured Moderately Aggressive Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Structured Moderately Aggressive Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year as the Fund’s large and small cap multi-factor allocations contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	Structured Moderately Aggressive Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,628	$10,069	$10,138	$9,852
12/31/2016	$10,609	$11,321	$11,351	$10,625
12/31/2017	$12,160	$13,753	$13,829	$12,481
12/31/2018	$11,135	$13,058	$13,223	$11,632
12/31/2019	$13,043	$17,135	$17,386	$14,015
12/31/2020	$14,218	$20,717	$20,585	$16,034
12/31/2021	$16,122	$26,058	$26,494	$17,912
12/31/2022	$13,970	$20,995	$21,696	$15,145
12/31/2023	$15,923	$26,545	$27,399	$17,454
12/31/2024	$17,548	$32,941	$34,254	$19,183

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	10.21%	6.11%	5.78%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Structured Moderately Aggressive Allocation Composite	9.90%	6.48%	6.73%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 454,459,909
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 696,006
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$454,459,909
# of Portfolio Holdings	7
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$696,006

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.0%
Fixed Income Funds	30.0%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090477
Shareholder Report [Line Items]
Fund Name		LVIP Structured Moderately Aggressive Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.21%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP Structured Moderately Aggressive Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year as the Fund’s large and small cap multi-factor allocations contributed to returns.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	Structured Moderately Aggressive Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,652	$10,069	$10,138	$9,852
12/31/2016	$10,663	$11,321	$11,351	$10,625
12/31/2017	$12,252	$13,753	$13,829	$12,481
12/31/2018	$11,247	$13,058	$13,223	$11,632
12/31/2019	$13,207	$17,135	$17,386	$14,015
12/31/2020	$14,433	$20,717	$20,585	$16,034
12/31/2021	$16,407	$26,058	$26,494	$17,912
12/31/2022	$14,252	$20,995	$21,696	$15,145
12/31/2023	$16,287	$26,545	$27,399	$17,454
12/31/2024	$17,993	$32,941	$34,254	$19,183

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	10.48%	6.38%	6.05%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Structured Moderately Aggressive Allocation Composite	9.90%	6.48%	6.73%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 454,459,909
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 696,006
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$454,459,909
# of Portfolio Holdings	7
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$696,006

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.0%
Fixed Income Funds	30.0%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000062028
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Bond Index Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.62%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark. As this is an indexed fund, factors that affected markets also affected the Fund’s performance. The main macroeconomic factor that contributed to Fund performance was the U.S. Federal Reserve (the Fed)'s rate cut decision and positive corporate sentiment. The Fed gained more confidence in combating inflation and believes to have averted a recession. The economy is in a good standing. As a result, the market continued to experience spread compression, supported by easing growth concerns and strong fundamentals.

  Security mis-weights resulting from the Fund's sampling process and differences in yield curve positioning contributed to performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000
12/31/2015	$10,000	$9,999
12/31/2016	$10,204	$10,321
12/31/2017	$10,502	$10,687
12/31/2018	$10,441	$10,688
12/31/2019	$11,273	$11,620
12/31/2020	$12,088	$12,492
12/31/2021	$11,819	$12,299
12/31/2022	$10,204	$10,699
12/31/2023	$10,718	$11,291
12/31/2024	$10,804	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	0.80%	(0.85%)	0.78%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]
AssetsNet		$ 2,607,105,894
Holdings Count | Holding		5,695
Advisory Fees Paid, Amount		$ 7,101,252
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,607,105,894
# of Portfolio Holdings	5,695
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$7,101,252

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	44.0%
Agency Mortgage-Backed Securities	24.9%
Corporate Bonds	24.3%
Money Market Fund	2.4%
Supranational Banks	1.3%
Sovereign Bonds	1.2%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.7%
Municipal Bonds	0.4%
Other	(0.7%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	71.1%
AAA	3.2%
AA	4.3%
A	11.2%
BBB	10.2%
Not Rated	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	5.3%
Electric	2.1%
Pharmaceuticals	1.2%
Telecommunications	1.0%
Real Estate Investment Trusts	1.0%

Material Fund Change [Text Block]
C000062027
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Bond Index Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.37%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark. As this is an indexed fund, factors that affected markets also affected the Fund’s performance. The main macroeconomic factor that contributed to Fund performance was the U.S. Federal Reserve (the Fed)'s rate cut decision and positive corporate sentiment. The Fed gained more confidence in combating inflation and believes to have averted a recession. The economy is in a good standing. As a result, the market continued to experience spread compression, supported by easing growth concerns and strong fundamentals.

  Security mis-weights resulting from the Fund's sampling process and differences in yield curve positioning contributed to performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000
12/31/2015	$10,025	$9,999
12/31/2016	$10,254	$10,321
12/31/2017	$10,580	$10,687
12/31/2018	$10,546	$10,688
12/31/2019	$11,415	$11,620
12/31/2020	$12,269	$12,492
12/31/2021	$12,027	$12,299
12/31/2022	$10,410	$10,699
12/31/2023	$10,961	$11,291
12/31/2024	$11,077	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	1.05%	(0.60%)	1.03%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]
AssetsNet		$ 2,607,105,894
Holdings Count | Holding		5,695
Advisory Fees Paid, Amount		$ 7,101,252
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,607,105,894
# of Portfolio Holdings	5,695
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$7,101,252

Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	44.0%
Agency Mortgage-Backed Securities	24.9%
Corporate Bonds	24.3%
Money Market Fund	2.4%
Supranational Banks	1.3%
Sovereign Bonds	1.2%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.7%
Municipal Bonds	0.4%
Other	(0.7%)

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	71.1%
AAA	3.2%
AA	4.3%
A	11.2%
BBB	10.2%
Not Rated	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	5.3%
Electric	2.1%
Pharmaceuticals	1.2%
Telecommunications	1.0%
Real Estate Investment Trusts	1.0%

Material Fund Change [Text Block]
C000204843
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Emerging Markets Equity Index Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$77	0.75%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market stocks ended year 2024 with positive returns which was driven by tech stocks. The Fourth quarter of year 2024 is the only quarter in the year that had negative returns. Brazilian equities performed the worst, with the local currency weakening amid growing concerns over the country’s fiscal outlook. South Korea also faced losses due to political instability, as both the president and acting president were impeached in December.

  The Fund slightly underperformed the index for the year primarily due to negative Indian capital gain tax.

  The Fund utilizes correlating index futures to equitize dividend receivables and for cash management purposes.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	MSCI Emerging Markets Index (net dividends)
11/1/2018	$10,000	$10,000
12/31/2018	$10,082	$9,999
12/31/2019	$11,842	$12,004
12/31/2020	$13,845	$14,201
12/31/2021	$13,355	$13,840
12/31/2022	$10,499	$11,059
12/31/2023	$11,398	$12,146
12/31/2024	$12,143	$13,058

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 11/1/2018
Service Class	6.54%	0.50%	3.20%
MSCI Emerging Markets Index (net dividends)	7.50%	1.70%	4.42%

Performance Inception Date		Nov. 01, 2018
Performance Table Market Index Changed [Text Block]
AssetsNet		$ 271,253,524
Holdings Count | Holding		1,241
Advisory Fees Paid, Amount		$ 1,048,263
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$271,253,524
# of Portfolio Holdings	1,241
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,048,263

Holdings [Text Block]

Asset Allocation

Common Stock	96.0%
Money Market Fund	2.6%
Preferred Stocks	1.6%
Warrants	0.0%
Other	(0.2%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
China	23.7%
Taiwan	19.6%
India	19.4%
Republic of Korea	8.9%
Saudi Arabia	4.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	17.0%
Semiconductors & Semiconductor Equipment	13.5%
Interactive Media & Services	5.6%
Technology Hardware, Storage & Peripherals	4.6%
Broadline Retail	4.5%

Material Fund Change [Text Block]
C000204842
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Emerging Markets Equity Index Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market stocks ended year 2024 with positive returns which was driven by tech stocks. The Fourth quarter of year 2024 is the only quarter in the year that had negative returns. Brazilian equities performed the worst, with the local currency weakening amid growing concerns over the country’s fiscal outlook. South Korea also faced losses due to political instability, as both the president and acting president were impeached in December.

  The Fund slightly underperformed the index for the year primarily due to negative Indian capital gain tax.

  The Fund utilizes correlating index futures to equitize dividend receivables and for cash management purposes.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	MSCI Emerging Markets Index (net dividends)
11/1/2018	$10,000	$10,000
12/31/2018	$10,086	$9,999
12/31/2019	$11,877	$12,004
12/31/2020	$13,920	$14,201
12/31/2021	$13,460	$13,840
12/31/2022	$10,608	$11,059
12/31/2023	$11,545	$12,146
12/31/2024	$12,331	$13,058

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 11/1/2018
Standard Class	6.80%	0.75%	3.46%
MSCI Emerging Markets Index (net dividends)	7.50%	1.70%	4.42%

Performance Inception Date		Nov. 01, 2018
Performance Table Market Index Changed [Text Block]
AssetsNet		$ 271,253,524
Holdings Count | Holding		1,241
Advisory Fees Paid, Amount		$ 1,048,263
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$271,253,524
# of Portfolio Holdings	1,241
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,048,263

Holdings [Text Block]

Asset Allocation

Common Stock	96.0%
Money Market Fund	2.6%
Preferred Stocks	1.6%
Warrants	0.0%
Other	(0.2%)

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
China	23.7%
Taiwan	19.6%
India	19.4%
Republic of Korea	8.9%
Saudi Arabia	4.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	17.0%
Semiconductors & Semiconductor Equipment	13.5%
Interactive Media & Services	5.6%
Technology Hardware, Storage & Peripherals	4.6%
Broadline Retail	4.5%

Material Fund Change [Text Block]
C000007719
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.61%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fund performance was driven by numerous factors that influenced markets. The disinflation narrative was challenged early while strong economic data in the U.S. and geopolitical events took center stage frequently. Elsewhere, central banks began cutting rates, but investors frequently adjusted expectations which caused significant moves in bond markets.

  The Fund maintained an overweight to U.S. equities throughout 2024 that contributed positively to returns.

  Better economic health, a resolute November election outcome and impacts from the strong tech sector all proved to be signs/ indicators of U.S. exceptionalism and propelled U.S. equities higher.

  Gold was another conviction overweight in the Fund. The asset class has been supported by technical and fundamental factors in our quantitative framework, and finished up strongly with best annual return since 2010.

  Successive rate cuts by the U.S. Federal Reserve along with higher yield did not provide enough sentiment boost to U.S. small-cap companies and detracted from the Fund's performance in 2024.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Global Tactical Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,325	$10,062	$10,055	$9,914
12/31/2016	$9,825	$10,318	$10,321	$10,603
12/31/2017	$11,252	$10,668	$10,687	$12,204
12/31/2018	$10,307	$10,682	$10,688	$11,530
12/31/2019	$11,901	$11,606	$11,620	$13,728
12/31/2020	$12,704	$12,476	$12,492	$15,677
12/31/2021	$14,266	$12,275	$12,299	$17,329
12/31/2022	$12,191	$10,680	$10,699	$14,681
12/31/2023	$13,803	$11,248	$11,291	$16,779
12/31/2024	$15,142	$11,401	$11,432	$18,292

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	9.70%	4.94%	4.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Global Tactical Allocation Composite	9.01%	5.91%	6.22%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 614,501,049
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 1,943,238
InvestmentCompanyPortfolioTurnover		84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$614,501,049
# of Portfolio Holdings	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$1,943,238

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
Fixed Income Funds	31.4%
International Equity Funds	23.1%
Money Market Funds	7.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007718
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.36%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fund performance was driven by numerous factors that influenced markets. The disinflation narrative was challenged early while strong economic data in the U.S. and geopolitical events took center stage frequently. Elsewhere, central banks began cutting rates, but investors frequently adjusted expectations which caused significant moves in bond markets.

  The Fund maintained an overweight to U.S. equities throughout 2024 that contributed positively to returns.

  Better economic health, a resolute November election outcome and impacts from the strong tech sector all proved to be signs/ indicators of U.S. exceptionalism and propelled U.S. equities higher.

  Gold was another conviction overweight in the Fund. The asset class has been supported by technical and fundamental factors in our quantitative framework, and finished up strongly with best annual return since 2010.

  Successive rate cuts by the U.S. Federal Reserve along with higher yield did not provide enough sentiment boost to U.S. small-cap companies and detracted from the Fund's performance in 2024.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Global Tactical Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,348	$10,062	$10,055	$9,914
12/31/2016	$9,874	$10,318	$10,321	$10,603
12/31/2017	$11,336	$10,668	$10,687	$12,204
12/31/2018	$10,410	$10,682	$10,688	$11,530
12/31/2019	$12,049	$11,606	$11,620	$13,728
12/31/2020	$12,895	$12,476	$12,492	$15,677
12/31/2021	$14,517	$12,275	$12,299	$17,329
12/31/2022	$12,437	$10,680	$10,699	$14,681
12/31/2023	$14,117	$11,248	$11,291	$16,779
12/31/2024	$15,525	$11,401	$11,432	$18,292

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	9.97%	5.20%	4.50%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Global Tactical Allocation Composite	9.01%	5.91%	6.22%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 614,501,049
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 1,943,238
InvestmentCompanyPortfolioTurnover		84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$614,501,049
# of Portfolio Holdings	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$1,943,238

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
Fixed Income Funds	31.4%
International Equity Funds	23.1%
Money Market Funds	7.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000062030
Shareholder Report [Line Items]
Fund Name		LVIP SSGA International Index Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.63%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities witnessed a very strong start to the year as the 'everything rally' that began in October 2023 continued in early 2024. Second quarter 2024 saw favorable performance from risk assets, driven by solid earnings, resilient economy, and favorable inflation data. The global economy showed signs of resilience in the third quarter of 2024, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand in September, the rate of expansion slowed. The fourth quarter posted three months of negative returns. Inflation ticked higher in major developed economies, sitting above central bank targets, while unemployment rate remained at or near historical lows.

  The top performing sectors were: Financials, Communication Services, and Industrials.

  The bottom three sectors were: Energy, Information Technology and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000
12/31/2015	$9,854	$9,919
12/31/2016	$9,926	$10,018
12/31/2017	$12,346	$12,526
12/31/2018	$10,628	$10,798
12/31/2019	$12,889	$13,176
12/31/2020	$13,866	$14,205
12/31/2021	$15,361	$15,805
12/31/2022	$13,129	$13,521
12/31/2023	$15,397	$15,987
12/31/2024	$15,853	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	2.97%	4.23%	4.72%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]
AssetsNet		$ 2,327,021,374
Holdings Count | Holding		730
Advisory Fees Paid, Amount		$ 6,646,027
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,327,021,374
# of Portfolio Holdings	730
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$6,646,027

Holdings [Text Block]

Asset Allocation

Common Stock	96.8%
Money Market Fund	2.0%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.9%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	22.4%
United Kingdom	13.8%
France	10.5%
Switzerland	9.8%
Germany	8.9%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	11.5%
Pharmaceuticals	8.3%
Insurance	5.5%
Oil, Gas & Consumable Fuels	3.4%
Semiconductors & Semiconductor Equipment	3.3%

Material Fund Change [Text Block]
C000062029
Shareholder Report [Line Items]
Fund Name		LVIP SSGA International Index Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities witnessed a very strong start to the year as the 'everything rally' that began in October 2023 continued in early 2024. Second quarter 2024 saw favorable performance from risk assets, driven by solid earnings, resilient economy, and favorable inflation data. The global economy showed signs of resilience in the third quarter of 2024, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand in September, the rate of expansion slowed. The fourth quarter posted three months of negative returns. Inflation ticked higher in major developed economies, sitting above central bank targets, while unemployment rate remained at or near historical lows.

  The top performing sectors were: Financials, Communication Services, and Industrials.

  The bottom three sectors were: Energy, Information Technology and Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000
12/31/2015	$9,878	$9,919
12/31/2016	$9,977	$10,018
12/31/2017	$12,440	$12,526
12/31/2018	$10,735	$10,798
12/31/2019	$13,052	$13,176
12/31/2020	$14,077	$14,205
12/31/2021	$15,633	$15,805
12/31/2022	$13,394	$13,521
12/31/2023	$15,748	$15,987
12/31/2024	$16,254	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	3.22%	4.49%	4.98%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]
AssetsNet		$ 2,327,021,374
Holdings Count | Holding		730
Advisory Fees Paid, Amount		$ 6,646,027
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,327,021,374
# of Portfolio Holdings	730
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$6,646,027

Holdings [Text Block]

Asset Allocation

Common Stock	96.8%
Money Market Fund	2.0%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.9%

Credit Quality Explanation [Text Block]	Top 5 Countries (Equity)
Japan	22.4%
United Kingdom	13.8%
France	10.5%
Switzerland	9.8%
Germany	8.9%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	11.5%
Pharmaceuticals	8.3%
Insurance	5.5%
Oil, Gas & Consumable Fuels	3.4%
Semiconductors & Semiconductor Equipment	3.3%

Material Fund Change [Text Block]
C000131278
Shareholder Report [Line Items]
Fund Name		LVIP SSGA International Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.50%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities witnessed a very strong start to the year as the 'everything rally' that began in October 2023 continued in early 2024. Second quarter 2024 saw favorable performance from risk assets, driven by solid earnings, resilient economy, and favorable inflation data. The global economy showed signs of resilience in the third quarter of 2024, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand in September, the rate of expansion slowed.

The fourth quarter posted three months of negative returns. Inflation ticked higher in major developed economies, sitting above central bank targets, while unemployment rate remained at or near historical lows.

  The top performing sectors were: Financials, Communication Services, and Industrials.

  The bottom three sectors were: Energy, Information Technology and Consumer Discretionary.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024 due to the volatility spike and V-shaped market in the summer.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,625	$9,818	$9,919
12/31/2016	$9,258	$10,096	$10,018
12/31/2017	$11,476	$12,611	$12,526
12/31/2018	$10,051	$10,797	$10,798
12/31/2019	$11,908	$13,252	$13,176
12/31/2020	$11,763	$14,370	$14,205
12/31/2021	$12,997	$16,121	$15,805
12/31/2022	$10,783	$13,660	$13,521
12/31/2023	$12,633	$16,017	$15,987
12/31/2024	$12,951	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	2.52%	1.69%	2.62%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 282,414,419
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 675,027
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$282,414,419
# of Portfolio Holdings	10
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$675,027

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.3%
Money Market Funds	4.4%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000131277
Shareholder Report [Line Items]
Fund Name		LVIP SSGA International Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.25%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities witnessed a very strong start to the year as the 'everything rally' that began in October 2023 continued in early 2024. Second quarter 2024 saw favorable performance from risk assets, driven by solid earnings, resilient economy, and favorable inflation data. The global economy showed signs of resilience in the third quarter of 2024, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand in September, the rate of expansion slowed.

The fourth quarter posted three months of negative returns. Inflation ticked higher in major developed economies, sitting above central bank targets, while unemployment rate remained at or near historical lows.

  The top performing sectors were: Financials, Communication Services, and Industrials.

  The bottom three sectors were: Energy, Information Technology and Consumer Discretionary.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024 due to the volatility spike and V-shaped market in the summer.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,650	$9,818	$9,919
12/31/2016	$9,302	$10,096	$10,018
12/31/2017	$11,560	$12,611	$12,526
12/31/2018	$10,149	$10,797	$10,798
12/31/2019	$12,056	$13,252	$13,176
12/31/2020	$11,938	$14,370	$14,205
12/31/2021	$13,223	$16,121	$15,805
12/31/2022	$10,998	$13,660	$13,521
12/31/2023	$12,916	$16,017	$15,987
12/31/2024	$13,275	$16,717	$16,598

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	2.78%	1.95%	2.87%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 282,414,419
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 675,027
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$282,414,419
# of Portfolio Holdings	10
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$675,027

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.3%
Money Market Funds	4.4%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124881
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Large Cap Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.50%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund predominately consists of an allocation to a domestic large cap equity index fund. The Fund is expected to closely track the benchmark, but may not track the index exactly due to expenses, cash, transaction costs and other unique factors.

  During calendar year 2024, the Fund’s index allocation tracked the prospectus benchmark closely.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,461	$10,069	$10,138
12/31/2016	$10,211	$11,321	$11,351
12/31/2017	$12,333	$13,753	$13,829
12/31/2018	$11,731	$13,058	$13,223
12/31/2019	$14,179	$17,135	$17,386
12/31/2020	$16,375	$20,717	$20,585
12/31/2021	$20,923	$26,058	$26,494
12/31/2022	$17,367	$20,995	$21,696
12/31/2023	$21,558	$26,545	$27,399
12/31/2024	$26,746	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	24.07%	13.53%	10.34%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 909,364,646
Holdings Count | Holding		3
Advisory Fees Paid, Amount		$ 2,061,294
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$909,364,646
# of Portfolio Holdings	3
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,061,294

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.1%
Money Market Funds	4.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124880
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Large Cap Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.25%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund predominately consists of an allocation to a domestic large cap equity index fund. The Fund is expected to closely track the benchmark, but may not track the index exactly due to expenses, cash, transaction costs and other unique factors.

  During calendar year 2024, the Fund’s index allocation tracked the prospectus benchmark closely.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,484	$10,069	$10,138
12/31/2016	$10,262	$11,321	$11,351
12/31/2017	$12,426	$13,753	$13,829
12/31/2018	$11,847	$13,058	$13,223
12/31/2019	$14,358	$17,135	$17,386
12/31/2020	$16,624	$20,717	$20,585
12/31/2021	$21,293	$26,058	$26,494
12/31/2022	$17,719	$20,995	$21,696
12/31/2023	$22,050	$26,545	$27,399
12/31/2024	$27,425	$32,941	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	24.38%	13.82%	10.62%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 909,364,646
Holdings Count | Holding		3
Advisory Fees Paid, Amount		$ 2,061,294
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$909,364,646
# of Portfolio Holdings	3
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,061,294

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.1%
Money Market Funds	4.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000145056
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Mid-Cap Index Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.60%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.

  The strongest performing sectors were the Financial, Industrial, and Information Technology sectors generating solid double digit performance.

  The Material sector was the only sector generating negative performance, however, the contribution to return from the Communication Services and Health Care sectors was minimal.

  Fees and expenses, cash drag, proceeds from class actions, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund used futures in order to gain market exposure for the cash (and dividend receivables) that help facilitate redemption activity.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P MidCap 400® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,728	$10,069	$9,782
12/31/2016	$11,675	$11,321	$11,811
12/31/2017	$13,494	$13,753	$13,730
12/31/2018	$11,929	$13,058	$12,208
12/31/2019	$14,971	$17,135	$15,407
12/31/2020	$16,903	$20,717	$17,511
12/31/2021	$20,969	$26,058	$21,847
12/31/2022	$18,114	$20,995	$18,993
12/31/2023	$20,967	$26,545	$22,115
12/31/2024	$23,750	$32,941	$25,196

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	13.27%	9.67%	9.04%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 910,895,783
Holdings Count | Holding		403
Advisory Fees Paid, Amount		$ 2,452,146
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$910,895,783
# of Portfolio Holdings	403
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$2,452,146

Holdings [Text Block]

Asset Allocation

Common Stock	99.6%
Money Market Fund	0.3%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.5%
Machinery	4.9%
Specialty Retail	4.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	4.0%

Material Fund Change [Text Block]
C000145055
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Mid-Cap Index Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.

  The strongest performing sectors were the Financial, Industrial, and Information Technology sectors generating solid double digit performance.

  The Material sector was the only sector generating negative performance, however, the contribution to return from the Communication Services and Health Care sectors was minimal.

  Fees and expenses, cash drag, proceeds from class actions, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund used futures in order to gain market exposure for the cash (and dividend receivables) that help facilitate redemption activity.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P MidCap 400® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,752	$10,069	$9,782
12/31/2016	$11,733	$11,321	$11,811
12/31/2017	$13,593	$13,753	$13,730
12/31/2018	$12,048	$13,058	$12,208
12/31/2019	$15,158	$17,135	$15,407
12/31/2020	$17,156	$20,717	$17,511
12/31/2021	$21,337	$26,058	$21,847
12/31/2022	$18,478	$20,995	$18,993
12/31/2023	$21,444	$26,545	$22,115
12/31/2024	$24,349	$32,941	$25,196

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	13.55%	9.94%	9.31%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 910,895,783
Holdings Count | Holding		403
Advisory Fees Paid, Amount		$ 2,452,146
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$910,895,783
# of Portfolio Holdings	403
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$2,452,146

Holdings [Text Block]

Asset Allocation

Common Stock	99.6%
Money Market Fund	0.3%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.5%
Machinery	4.9%
Specialty Retail	4.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	4.0%

Material Fund Change [Text Block]
C000223682
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Nasdaq-100 Index Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.70%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in 100 of the largest non-financial companies U.S. stocks listed on the Nasdaq exchange. The Fund has a high allocation to these sectors: Information Technology (IT), Communication Services, and Consumer Discretionary. The Fund also has relatively high exposure (nearly 50%) to a group of stocks known as the Magnificent Seven. These seven stocks are: Microsoft Corp., Amazon.com. Inc., Meta Platforms Inc., Apple Inc., Alphabet Inc., Nvidia Corp., Tesla Inc.

  In the first quarter, the Artificial Intelligence (AI) theme was a key tailwind, helping to drive big tech outperformance.

  During the second quarter, on the sector front, Technology was notably higher; particularly Nvidia, Apple, and Amazon.

  During the third quarter of 2024, the U.S. Federal Reserve cut interest rates by a more than anticipated 50 basis points. This September rate cut benefitted sectors, like real estate, utilities, and financials, while Communication Services and IT lagged.

  In the fourth quarter, markets rallied in November following a Republican win, driven by expectations of stronger economic growth.

  The Magnificent Seven continued to generate outsized returns during this final quarter of 2024. Exchange traded equity index futures were used to equitize cash which facilitated liquidity for redemptions of the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Nasdaq-100® Index
2/18/2021	$10,000	$10,000	$10,000
12/31/2021	$11,916	$11,890	$11,982
12/31/2022	$7,996	$9,580	$8,102
12/31/2023	$12,323	$12,112	$12,569
12/31/2024	$15,397	$15,030	$15,822

Average Annual Return [Table Text Block]
	1 year	Since Inception 2/18/2021
Service Class	24.94%	11.80%
Morningstar US Market Index	24.09%	11.11%
Nasdaq-100® Index	25.88%	12.59%

Performance Inception Date		Feb. 18, 2021
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 126,870,936
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 355,712
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$126,870,936
# of Portfolio Holdings	103
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$355,712

Holdings [Text Block]

Asset Allocation

Common Stock	99.0%
Money Market Fund	0.8%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	22.1%
Software	17.0%
Technology Hardware, Storage & Peripherals	9.7%
Interactive Media & Services	8.8%
Broadline Retail	6.9%

Material Fund Change [Text Block]
C000223681
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Nasdaq-100 Index Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$51	0.45%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in 100 of the largest non-financial companies U.S. stocks listed on the Nasdaq exchange. The Fund has a high allocation to these sectors: Information Technology (IT), Communication Services, and Consumer Discretionary. The Fund also has relatively high exposure (nearly 50%) to a group of stocks known as the Magnificent Seven. These seven stocks are: Microsoft Corp., Amazon.com. Inc., Meta Platforms Inc., Apple Inc., Alphabet Inc., Nvidia Corp., Tesla Inc.

  In the first quarter, the Artificial Intelligence (AI) theme was a key tailwind, helping to drive big tech outperformance.

  During the second quarter, on the sector front, Technology was notably higher; particularly Nvidia, Apple, and Amazon.

  During the third quarter of 2024, the U.S. Federal Reserve cut interest rates by a more than anticipated 50 basis points. This September rate cut benefitted sectors, like real estate, utilities, and financials, while Communication Services and IT lagged.

  In the fourth quarter, markets rallied in November following a Republican win, driven by expectations of stronger economic growth.

  The Magnificent Seven continued to generate outsized returns during this final quarter of 2024. Exchange traded equity index futures were used to equitize cash which facilitated liquidity for redemptions of the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Nasdaq-100® Index
2/18/2021	$10,000	$10,000	$10,000
12/31/2021	$11,939	$11,890	$11,982
12/31/2022	$8,032	$9,580	$8,102
12/31/2023	$12,410	$12,112	$12,569
12/31/2024	$15,543	$15,030	$15,822

Average Annual Return [Table Text Block]
	1 year	Since Inception 2/18/2021
Standard Class	25.24%	12.08%
Morningstar US Market Index	24.09%	11.11%
Nasdaq-100® Index	25.88%	12.59%

Performance Inception Date		Feb. 18, 2021
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 126,870,936
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 355,712
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$126,870,936
# of Portfolio Holdings	103
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$355,712

Holdings [Text Block]

Asset Allocation

Common Stock	99.0%
Money Market Fund	0.8%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	22.1%
Software	17.0%
Technology Hardware, Storage & Peripherals	9.7%
Interactive Media & Services	8.8%
Broadline Retail	6.9%

Material Fund Change [Text Block]
C000043349
Shareholder Report [Line Items]
Fund Name		LVIP SSGA S&P 500 Index Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.48%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

US stocks experienced another strong year in 2024 which were driven by tech stocks, tempered inflation, growing demand for artificial intelligence, and the Presidential election results. The Fund slightly underperformed the Index for the year primarily due to negative cash drag. The Fund utilizes correlating Index Futures to equitize dividend receivables and for cash management purposes.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
12/31/2014	$10,000	$10,000
12/31/2015	$10,092	$9,999
12/31/2016	$11,250	$11,351
12/31/2017	$13,642	$13,829
12/31/2018	$12,977	$13,223
12/31/2019	$16,983	$17,386
12/31/2020	$19,996	$20,585
12/31/2021	$25,615	$26,494
12/31/2022	$20,873	$21,696
12/31/2023	$26,236	$27,399
12/31/2024	$32,643	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	24.42%	13.96%	12.56%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]
AssetsNet		$ 11,149,169,410
Holdings Count | Holding		505
Advisory Fees Paid, Amount		$ 17,542,483
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,149,169,410
# of Portfolio Holdings	505
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$17,542,483

Holdings [Text Block]

Asset Allocation

Common Stock	99.6%
Money Market Fund	0.3%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.4%
Software	10.4%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%

Material Fund Change [Text Block]
C000043348
Shareholder Report [Line Items]
Fund Name		LVIP SSGA S&P 500 Index Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.23%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

US stocks experienced another strong year in 2024 which were driven by tech stocks, tempered inflation, growing demand for artificial intelligence, and the Presidential election results. The Fund slightly underperformed the Index for the year primarily due to negative cash drag. The Fund utilizes correlating Index Futures to equitize dividend receivables and for cash management purposes.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	S&P 500® Index
12/31/2014	$10,000	$10,000
12/31/2015	$10,117	$9,999
12/31/2016	$11,307	$11,351
12/31/2017	$13,746	$13,829
12/31/2018	$13,107	$13,223
12/31/2019	$17,197	$17,386
12/31/2020	$20,298	$20,585
12/31/2021	$26,067	$26,494
12/31/2022	$21,295	$21,696
12/31/2023	$26,833	$27,399
12/31/2024	$33,469	$34,254

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	24.73%	14.24%	12.84%
S&P 500® Index	25.02%	14.53%	13.10%

Performance Table Market Index Changed [Text Block]
AssetsNet		$ 11,149,169,410
Holdings Count | Holding		505
Advisory Fees Paid, Amount		$ 17,542,483
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,149,169,410
# of Portfolio Holdings	505
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$17,542,483

Holdings [Text Block]

Asset Allocation

Common Stock	99.6%
Money Market Fund	0.3%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.4%
Software	10.4%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%

Material Fund Change [Text Block]
C000199418
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Short-Term Bond Index Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.61%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark. As this is an indexed fund, factors that affected markets also affected the Fund’s performance. Bond markets had a volatile 2024, marked by three consecutive rate cuts to the federal funds rate. The U.S. Federal Reserve gained confidence that inflation is sustainably moving towards the 2% target. Corporate spreads tightened on the belief that the economy will avoid a recession. Despite solid performance and support from rate cuts, Treasuries were volatile due to policy uncertainty and mixed economic data.

The following factors have negatively contributed to relative performance:

  Yield curve positioning

  Intra-day Trading

  Asset Allocation: Overweight Cash, underweight Banking and Finance companies

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$10,140	$10,229	$9,999
12/31/2019	$10,599	$11,114	$10,726
12/31/2020	$10,959	$11,947	$11,133
12/31/2021	$10,875	$11,755	$11,119
12/31/2022	$10,473	$10,228	$10,749
12/31/2023	$10,987	$10,772	$11,338
12/31/2024	$11,496	$10,918	$11,937

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2018
Service Class	4.63%	1.64%	2.11%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.28%	2.16%	2.69%

Performance Inception Date		May 01, 2018
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 304,378,489
Holdings Count | Holding		916
Advisory Fees Paid, Amount		$ 825,934
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$304,378,489
# of Portfolio Holdings	916
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$825,934

Holdings [Text Block]

Asset Allocation

Corporate Bonds	98.3%
Money Market Fund	0.8%
Other	0.9%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
AAA	2.3%
AA	19.5%
A	44.6%
BBB	33.6%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	36.2%
Electric	4.9%
Auto Manufacturers	4.4%
Diversified Financial Services	4.2%
Pharmaceuticals	3.9%

Material Fund Change [Text Block]
C000199417
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Short-Term Bond Index Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.36%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark. As this is an indexed fund, factors that affected markets also affected the Fund’s performance. Bond markets had a volatile 2024, marked by three consecutive rate cuts to the federal funds rate. The U.S. Federal Reserve gained confidence that inflation is sustainably moving towards the 2% target. Corporate spreads tightened on the belief that the economy will avoid a recession. Despite solid performance and support from rate cuts, Treasuries were volatile due to policy uncertainty and mixed economic data.

The following factors have negatively contributed to relative performance:

  Yield curve positioning

  Intra-day Trading

  Asset Allocation: Overweight Cash, underweight Banking and Finance companies

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$10,156	$10,229	$9,999
12/31/2019	$10,643	$11,114	$10,726
12/31/2020	$11,031	$11,947	$11,133
12/31/2021	$10,974	$11,755	$11,119
12/31/2022	$10,595	$10,228	$10,749
12/31/2023	$11,143	$10,772	$11,338
12/31/2024	$11,687	$10,918	$11,937

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2018
Standard Class	4.88%	1.89%	2.36%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.28%	2.16%	2.69%

Performance Inception Date		May 01, 2018
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 304,378,489
Holdings Count | Holding		916
Advisory Fees Paid, Amount		$ 825,934
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$304,378,489
# of Portfolio Holdings	916
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$825,934

Holdings [Text Block]

Asset Allocation

Corporate Bonds	98.3%
Money Market Fund	0.8%
Other	0.9%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
AAA	2.3%
AA	19.5%
A	44.6%
BBB	33.6%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	36.2%
Electric	4.9%
Auto Manufacturers	4.4%
Diversified Financial Services	4.2%
Pharmaceuticals	3.9%

Material Fund Change [Text Block]
C000043864
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Small-Cap Index Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.63%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. stocks experienced another strong year in 2024, which was driven by tech stocks, tempered inflation, growing demand for artificial intelligence, and the Presidential election results.

  The Fund slightly overperformed the Russell 2000® Index for the year primarily due to as-of cash flows and small security misweights. The Fund utilizes correlating index futures to equitize dividend receivables and for cash management purposes.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,505	$10,069	$9,559
12/31/2016	$11,441	$11,321	$11,595
12/31/2017	$13,035	$13,753	$13,294
12/31/2018	$11,524	$13,058	$11,830
12/31/2019	$14,373	$17,135	$14,849
12/31/2020	$17,090	$20,717	$17,813
12/31/2021	$19,528	$26,058	$20,453
12/31/2022	$15,431	$20,995	$16,273
12/31/2023	$17,932	$26,545	$19,028
12/31/2024	$19,881	$32,941	$21,223

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	10.87%	6.70%	7.11%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,962,525,814
Holdings Count | Holding		1,985
Advisory Fees Paid, Amount		$ 6,408,792
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,962,525,814
# of Portfolio Holdings	1,985
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,408,792

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Fund	0.3%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	8.3%
Software	6.6%
Machinery	4.0%
Oil, Gas & Consumable Fuels	3.0%

Material Fund Change [Text Block]
C000043863
Shareholder Report [Line Items]
Fund Name		LVIP SSGA Small-Cap Index Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. stocks experienced another strong year in 2024, which was driven by tech stocks, tempered inflation, growing demand for artificial intelligence, and the Presidential election results.

  The Fund slightly overperformed the Russell 2000® Index for the year primarily due to as-of cash flows and small security misweights. The Fund utilizes correlating index futures to equitize dividend receivables and for cash management purposes.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,529	$10,069	$9,559
12/31/2016	$11,499	$11,321	$11,595
12/31/2017	$13,133	$13,753	$13,294
12/31/2018	$11,640	$13,058	$11,830
12/31/2019	$14,554	$17,135	$14,849
12/31/2020	$17,348	$20,717	$17,813
12/31/2021	$19,873	$26,058	$20,453
12/31/2022	$15,743	$20,995	$16,273
12/31/2023	$18,340	$26,545	$19,028
12/31/2024	$20,384	$32,941	$21,223

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	11.14%	6.97%	7.38%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,962,525,814
Holdings Count | Holding		1,985
Advisory Fees Paid, Amount		$ 6,408,792
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,962,525,814
# of Portfolio Holdings	1,985
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,408,792

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Fund	0.3%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	8.3%
Software	6.6%
Machinery	4.0%
Oil, Gas & Consumable Fuels	3.0%

Material Fund Change [Text Block]
C000124882
Shareholder Report [Line Items]
Fund Name		LVIP SSGA SMID Cap Managed Volatility Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund consists of allocations to small cap and mid cap index funds (roughly 80% and 20%, respectively). Due to the approximately 20% mid cap allocation, the Fund will have a larger size bias relative to the benchmark, which is a pure small cap index.

  During calendar year 2024, the Fund’s exposure to mid-cap securities generally contributed to benchmark relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,109	$10,069	$9,559
12/31/2016	$10,486	$11,321	$11,595
12/31/2017	$11,940	$13,753	$13,294
12/31/2018	$10,823	$13,058	$11,830
12/31/2019	$12,368	$17,135	$14,849
12/31/2020	$13,986	$20,717	$17,813
12/31/2021	$16,217	$26,058	$20,453
12/31/2022	$13,206	$20,995	$16,273
12/31/2023	$14,976	$26,545	$19,028
12/31/2024	$16,631	$32,941	$21,223

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	11.05%	6.10%	5.22%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 622,572,334
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 1,453,243
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$622,572,334
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,453,243

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124883
Shareholder Report [Line Items]
Fund Name		LVIP SSGA SMID Cap Managed Volatility Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund consists of allocations to small cap and mid cap index funds (roughly 80% and 20%, respectively). Due to the approximately 20% mid cap allocation, the Fund will have a larger size bias relative to the benchmark, which is a pure small cap index.

  During calendar year 2024, the Fund’s exposure to mid-cap securities generally contributed to benchmark relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,132	$10,069	$9,559
12/31/2016	$10,538	$11,321	$11,595
12/31/2017	$12,030	$13,753	$13,294
12/31/2018	$10,931	$13,058	$11,830
12/31/2019	$12,522	$17,135	$14,849
12/31/2020	$14,196	$20,717	$17,813
12/31/2021	$16,502	$26,058	$20,453
12/31/2022	$13,472	$20,995	$16,273
12/31/2023	$15,316	$26,545	$19,028
12/31/2024	$17,051	$32,941	$21,223

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	11.33%	6.37%	5.48%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 622,572,334
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 1,453,243
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$622,572,334
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,453,243

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007701
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	0.97%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks produced very strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the U.S. Federal Reserve, along with diminished political uncertainty following U.S. elections. Stock selection in the information technology sector was a very strong contributor to performance relative to the index. For example, shares of the mobile advertising platform operator AppLovin performed well amid better-than-expected earnings. Stock selection in utilities and consumer staples companies also added value, though to a lesser degree. Stock selection in the real estate sector detracted modestly from relative performance. Stock selection and an average underweight in the energy sector also had a mild negative impact on relative performance. The Fund uses a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into portfolio decisions. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which there is high conviction, while generally keeping the Fund's sector allocations in line with those of the index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,185	$10,069	$9,980
12/31/2016	$10,927	$11,321	$10,711
12/31/2017	$13,597	$13,753	$13,418
12/31/2018	$13,147	$13,058	$12,780
12/31/2019	$18,019	$17,135	$17,314
12/31/2020	$23,671	$20,717	$23,475
12/31/2021	$26,881	$26,058	$26,463
12/31/2022	$20,238	$20,995	$19,392
12/31/2023	$24,462	$26,545	$24,408
12/31/2024	$30,176	$32,941	$29,803

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	23.36%	10.86%	11.68%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,282,078,062
Holdings Count | Holding		279
Advisory Fees Paid, Amount		$ 7,979,234
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,282,078,062
# of Portfolio Holdings	279
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,979,234

Holdings [Text Block]

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.9%
Money Market Fund	0.1%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	17.9%
Capital Markets	7.1%
Hotels, Restaurants & Leisure	5.8%
Professional Services	4.3%
Specialty Retail	4.1%

Material Fund Change [Text Block]
C000007700
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$81	0.72%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks produced very strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the U.S. Federal Reserve, along with diminished political uncertainty following U.S. elections. Stock selection in the information technology sector was a very strong contributor to performance relative to the index. For example, shares of the mobile advertising platform operator AppLovin performed well amid better-than-expected earnings. Stock selection in utilities and consumer staples companies also added value, though to a lesser degree. Stock selection in the real estate sector detracted modestly from relative performance. Stock selection and an average underweight in the energy sector also had a mild negative impact on relative performance. The Fund uses a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into portfolio decisions. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which there is high conviction, while generally keeping the Fund's sector allocations in line with those of the index.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,210	$10,069	$9,980
12/31/2016	$10,982	$11,321	$10,711
12/31/2017	$13,699	$13,753	$13,418
12/31/2018	$13,278	$13,058	$12,780
12/31/2019	$18,243	$17,135	$17,314
12/31/2020	$24,025	$20,717	$23,475
12/31/2021	$27,352	$26,058	$26,463
12/31/2022	$20,644	$20,995	$19,392
12/31/2023	$25,014	$26,545	$24,408
12/31/2024	$30,935	$32,941	$29,803

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	23.67%	11.14%	11.96%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 1,282,078,062
Holdings Count | Holding		279
Advisory Fees Paid, Amount		$ 7,979,234
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,282,078,062
# of Portfolio Holdings	279
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,979,234

Holdings [Text Block]

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.9%
Money Market Fund	0.1%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	17.9%
Capital Markets	7.1%
Hotels, Restaurants & Leisure	5.8%
Professional Services	4.3%
Specialty Retail	4.1%

Material Fund Change [Text Block]
C000046814
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2020 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.49%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	S&P Target Date 2020 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,755	$10,062	$9,981
12/31/2016	$10,164	$10,318	$10,701
12/31/2017	$11,358	$10,668	$12,071
12/31/2018	$10,697	$10,682	$11,569
12/31/2019	$12,691	$11,606	$13,481
12/31/2020	$14,338	$12,476	$14,861
12/31/2021	$15,765	$12,275	$16,164
12/31/2022	$13,339	$10,680	$14,092
12/31/2023	$15,109	$11,248	$15,829
12/31/2024	$16,396	$11,401	$17,109

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	8.52%	5.26%	5.07%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
S&P Target Date 2020 Index	8.09%	4.88%	5.52%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 94,242,482
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 184,680
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,242,482
# of Portfolio Holdings	24
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$184,680

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	41.2%
Fixed Income Funds	41.2%
International Equity Funds	11.6%
International Fixed Income Funds	6.7%
Money Market Funds	0.8%
Other	(1.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046813
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2020 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.24%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	S&P Target Date 2020 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,779	$10,062	$9,981
12/31/2016	$10,214	$10,318	$10,701
12/31/2017	$11,443	$10,668	$12,071
12/31/2018	$10,805	$10,682	$11,569
12/31/2019	$12,849	$11,606	$13,481
12/31/2020	$14,554	$12,476	$14,861
12/31/2021	$16,042	$12,275	$16,164
12/31/2022	$13,608	$10,680	$14,092
12/31/2023	$15,450	$11,248	$15,829
12/31/2024	$16,812	$11,401	$17,109

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	8.81%	5.52%	5.33%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
S&P Target Date 2020 Index	8.09%	4.88%	5.52%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 94,242,482
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 184,680
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,242,482
# of Portfolio Holdings	24
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$184,680

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	41.2%
Fixed Income Funds	41.2%
International Equity Funds	11.6%
International Fixed Income Funds	6.7%
Money Market Funds	0.8%
Other	(1.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046816
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2030 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P Target Date 2030 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,710	$10,069	$9,970
12/31/2016	$10,045	$11,321	$10,802
12/31/2017	$11,371	$13,753	$12,551
12/31/2018	$10,482	$13,058	$11,799
12/31/2019	$12,771	$17,135	$14,203
12/31/2020	$14,682	$20,717	$15,894
12/31/2021	$16,636	$26,058	$17,898
12/31/2022	$13,796	$20,995	$15,399
12/31/2023	$15,982	$26,545	$17,677
12/31/2024	$17,603	$32,941	$19,427

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	10.14%	6.63%	5.82%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 200,367,042
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 375,798
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$200,367,042
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$375,798

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.5%
Fixed Income Funds	27.3%
International Equity Funds	15.8%
International Fixed Income Funds	5.0%
Money Market Funds	1.0%
Other	(0.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046815
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2030 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P Target Date 2030 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,734	$10,069	$9,970
12/31/2016	$10,096	$11,321	$10,802
12/31/2017	$11,455	$13,753	$12,551
12/31/2018	$10,586	$13,058	$11,799
12/31/2019	$12,931	$17,135	$14,203
12/31/2020	$14,903	$20,717	$15,894
12/31/2021	$16,929	$26,058	$17,898
12/31/2022	$14,073	$20,995	$15,399
12/31/2023	$16,344	$26,545	$17,677
12/31/2024	$18,049	$32,941	$19,427

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	10.43%	6.90%	6.08%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 200,367,042
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 375,798
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$200,367,042
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$375,798

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.5%
Fixed Income Funds	27.3%
International Equity Funds	15.8%
International Fixed Income Funds	5.0%
Money Market Funds	1.0%
Other	(0.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046817
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2040 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.51%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P Target Date 2040 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,654	$10,069	$9,960
12/31/2016	$9,996	$11,321	$10,879
12/31/2017	$11,430	$13,753	$12,931
12/31/2018	$10,407	$13,058	$11,973
12/31/2019	$12,918	$17,135	$14,771
12/31/2020	$15,028	$20,717	$16,745
12/31/2021	$17,528	$26,058	$19,516
12/31/2022	$14,383	$20,995	$16,480
12/31/2023	$17,099	$26,545	$19,474
12/31/2024	$19,282	$32,941	$21,980

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	12.76%	8.34%	6.79%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 170,043,620
Holdings Count | Holding		22
Advisory Fees Paid, Amount		$ 312,077
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,043,620
# of Portfolio Holdings	22
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$312,077

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.2%
International Equity Funds	21.8%
Fixed Income Funds	8.6%
Money Market Funds	1.7%
International Fixed Income Funds	1.4%
Other	(0.7%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046818
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2040 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.26%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P Target Date 2040 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,678	$10,069	$9,960
12/31/2016	$10,046	$11,321	$10,879
12/31/2017	$11,516	$13,753	$12,931
12/31/2018	$10,512	$13,058	$11,973
12/31/2019	$13,081	$17,135	$14,771
12/31/2020	$15,255	$20,717	$16,745
12/31/2021	$17,837	$26,058	$19,516
12/31/2022	$14,673	$20,995	$16,480
12/31/2023	$17,488	$26,545	$19,474
12/31/2024	$19,769	$32,941	$21,980

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	13.04%	8.61%	7.05%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 170,043,620
Holdings Count | Holding		22
Advisory Fees Paid, Amount		$ 312,077
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,043,620
# of Portfolio Holdings	22
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$312,077

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.2%
International Equity Funds	21.8%
Fixed Income Funds	8.6%
Money Market Funds	1.7%
International Fixed Income Funds	1.4%
Other	(0.7%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099067
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2050 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.52%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P Target Date 2050 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,602	$10,069	$9,954
12/31/2016	$10,000	$11,321	$10,923
12/31/2017	$11,682	$13,753	$13,127
12/31/2018	$10,666	$13,058	$12,084
12/31/2019	$13,309	$17,135	$15,027
12/31/2020	$15,519	$20,717	$17,111
12/31/2021	$18,266	$26,058	$20,189
12/31/2022	$14,951	$20,995	$16,965
12/31/2023	$17,941	$26,545	$20,287
12/31/2024	$20,438	$32,941	$23,189

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	13.92%	8.96%	7.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 93,640,633
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 175,687
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$93,640,633
# of Portfolio Holdings	20
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$175,687

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	74.0%
International Equity Funds	24.1%
Money Market Funds	1.0%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099066
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2050 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P Target Date 2050 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,625	$10,069	$9,954
12/31/2016	$10,050	$11,321	$10,923
12/31/2017	$11,770	$13,753	$13,127
12/31/2018	$10,772	$13,058	$12,084
12/31/2019	$13,482	$17,135	$15,027
12/31/2020	$15,760	$20,717	$17,111
12/31/2021	$18,597	$26,058	$20,189
12/31/2022	$15,260	$20,995	$16,965
12/31/2023	$18,358	$26,545	$20,287
12/31/2024	$20,965	$32,941	$23,189

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	14.20%	9.23%	7.68%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 93,640,633
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 175,687
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$93,640,633
# of Portfolio Holdings	20
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$175,687

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	74.0%
International Equity Funds	24.1%
Money Market Funds	1.0%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000218803
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2060 Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.52%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P Target Date 2060 Index
5/1/2020	$10,000	$10,000	$9,999
12/31/2020	$13,383	$13,445	$13,065
12/31/2021	$15,845	$16,911	$15,423
12/31/2022	$12,982	$13,625	$12,954
12/31/2023	$15,579	$17,227	$15,511
12/31/2024	$17,756	$21,378	$17,750

Average Annual Return [Table Text Block]
	1 year	Since Inception 5/1/2020
Service Class	13.98%	13.08%
Morningstar US Market Index	24.09%	17.66%
S&P Target Date 2060 Index	14.44%	13.07%

Performance Inception Date		May 01, 2020
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 31,475,457
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 50,356
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,475,457
# of Portfolio Holdings	20
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$50,356

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	74.6%
International Equity Funds	24.4%
Fixed Income Funds	0.8%
Money Market Funds	0.2%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000218802
Shareholder Report [Line Items]
Fund Name		LVIP T. Rowe Price 2060 Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P Target Date 2060 Index
5/1/2020	$10,000	$10,000	$9,999
12/31/2020	$13,406	$13,445	$13,065
12/31/2021	$15,912	$16,911	$15,423
12/31/2022	$13,069	$13,625	$12,954
12/31/2023	$15,723	$17,227	$15,511
12/31/2024	$17,967	$21,378	$17,750

Average Annual Return [Table Text Block]
	1 year	Since Inception 5/1/2020
Standard Class	14.27%	13.36%
Morningstar US Market Index	24.09%	17.66%
S&P Target Date 2060 Index	14.44%	13.07%

Performance Inception Date		May 01, 2020
Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 31,475,457
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 50,356
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,475,457
# of Portfolio Holdings	20
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$50,356

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	74.6%
International Equity Funds	24.4%
Fixed Income Funds	0.8%
Money Market Funds	0.2%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000153126
Shareholder Report [Line Items]
Fund Name		LVIP U.S. Growth Allocation Managed Risk Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.54%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP U.S. Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	U.S. Growth Blended Composite
5/1/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,620	$9,842	$9,864	$9,809
12/31/2016	$9,987	$11,066	$11,053	$10,799
12/31/2017	$11,479	$13,443	$13,450	$12,431
12/31/2018	$10,921	$12,764	$12,806	$11,929
12/31/2019	$12,765	$16,749	$16,831	$14,779
12/31/2020	$13,816	$20,250	$20,359	$17,457
12/31/2021	$15,900	$25,471	$25,745	$20,304
12/31/2022	$12,667	$20,522	$20,821	$16,856
12/31/2023	$14,533	$25,947	$26,344	$19,897
12/31/2024	$16,461	$32,198	$32,801	$22,902

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2015
Service Class	13.27%	5.22%	5.29%
Morningstar US Market Index	24.09%	13.96%	12.85%
Russell 1000® Index	24.51%	14.28%	13.07%
U.S. Growth Blended Composite	15.10%	9.16%	8.94%

Performance Inception Date		May 01, 2015
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,926,943,399
Holdings Count | Holding		22
Advisory Fees Paid, Amount		$ 4,516,872
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,926,943,399
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$4,516,872

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.4%
Fixed Income Funds	28.0%
Money Market Funds	3.0%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000153127
Shareholder Report [Line Items]
Fund Name		LVIP U.S. Growth Allocation Managed Risk Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.29%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The LVIP U.S. Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	U.S. Growth Blended Composite
5/1/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,636	$9,842	$9,864	$9,809
12/31/2016	$10,029	$11,066	$11,053	$10,799
12/31/2017	$11,555	$13,443	$13,450	$12,431
12/31/2018	$11,021	$12,764	$12,806	$11,929
12/31/2019	$12,915	$16,749	$16,831	$14,779
12/31/2020	$14,012	$20,250	$20,359	$17,457
12/31/2021	$16,166	$25,471	$25,745	$20,304
12/31/2022	$12,911	$20,522	$20,821	$16,856
12/31/2023	$14,851	$25,947	$26,344	$19,897
12/31/2024	$16,865	$32,198	$32,801	$22,902

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 5/1/2015
Standard Class	13.56%	5.48%	5.55%
Morningstar US Market Index	24.09%	13.96%	12.85%
Russell 1000® Index	24.51%	14.28%	13.07%
U.S. Growth Blended Composite	15.10%	9.16%	8.94%

Performance Inception Date		May 01, 2015
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,926,943,399
Holdings Count | Holding		22
Advisory Fees Paid, Amount		$ 4,516,872
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,926,943,399
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$4,516,872

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.4%
Fixed Income Funds	28.0%
Money Market Funds	3.0%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099230
Shareholder Report [Line Items]
Fund Name		LVIP Vanguard Bond Allocation Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	0.55%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Currently approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs series, which, in turn, invest in U.S. and foreign fixed income securities (debt obligations).

  During the calendar year 2024, the Fund’s allocation to non-U.S. dollar denominated bonds benefitted relative performance versus the benchmark.

  Additionally, an overweight to the corporate sector benefitted performance as corporate spreads narrowed significantly for the year. During the year, resilient economic data and healthy corporate fundamentals pushed treasury yields higher and kept credit spreads tight.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,006	$10,062	$9,999
12/31/2016	$10,191	$10,318	$10,321
12/31/2017	$10,464	$10,668	$10,687
12/31/2018	$10,423	$10,682	$10,688
12/31/2019	$11,174	$11,606	$11,620
12/31/2020	$11,780	$12,476	$12,492
12/31/2021	$11,598	$12,275	$12,299
12/31/2022	$10,023	$10,680	$10,699
12/31/2023	$10,598	$11,248	$11,291
12/31/2024	$10,723	$11,401	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	1.18%	(0.82%)	0.70%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,341,984,206
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 3,172,342
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,341,984,206
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,172,342

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.8%
Money Market Funds	0.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099231
Shareholder Report [Line Items]
Fund Name		LVIP Vanguard Bond Allocation Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.30%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Currently approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs series, which, in turn, invest in U.S. and foreign fixed income securities (debt obligations).

  During the calendar year 2024, the Fund’s allocation to non-U.S. dollar denominated bonds benefitted relative performance versus the benchmark.

  Additionally, an overweight to the corporate sector benefitted performance as corporate spreads narrowed significantly for the year. During the year, resilient economic data and healthy corporate fundamentals pushed treasury yields higher and kept credit spreads tight.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,031	$10,062	$9,999
12/31/2016	$10,243	$10,318	$10,321
12/31/2017	$10,544	$10,668	$10,687
12/31/2018	$10,529	$10,682	$10,688
12/31/2019	$11,316	$11,606	$11,620
12/31/2020	$11,959	$12,476	$12,492
12/31/2021	$11,805	$12,275	$12,299
12/31/2022	$10,227	$10,680	$10,699
12/31/2023	$10,840	$11,248	$11,291
12/31/2024	$10,994	$11,401	$11,432

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	1.42%	(0.57%)	0.95%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,341,984,206
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 3,172,342
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,341,984,206
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,172,342

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.8%
Money Market Funds	0.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099227
Shareholder Report [Line Items]
Fund Name		LVIP Vanguard Domestic Equity ETF Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.51%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund is a domestic all cap equity ETF fund. The Fund invests predominately in Vanguard equity exchange-traded funds across a broad range of domestic asset classes.

  The Fund maintained similar exposures to its benchmark in calendar year 2024 and achieved performance results that were highly correlated to the benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,944	$10,069	$10,048
12/31/2016	$11,123	$11,321	$11,327
12/31/2017	$13,334	$13,753	$13,721
12/31/2018	$12,645	$13,058	$13,002
12/31/2019	$16,434	$17,135	$17,035
12/31/2020	$19,643	$20,717	$20,593
12/31/2021	$24,636	$26,058	$25,877
12/31/2022	$19,969	$20,995	$20,907
12/31/2023	$24,943	$26,545	$26,334
12/31/2024	$30,379	$32,941	$32,604

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	21.80%	13.08%	11.75%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,191,755,422
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 2,253,974
InvestmentCompanyPortfolioTurnover		92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,191,755,422
# of Portfolio Holdings	7
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,253,974

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.2%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099226
Shareholder Report [Line Items]
Fund Name		LVIP Vanguard Domestic Equity ETF Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.26%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund is a domestic all cap equity ETF fund. The Fund invests predominately in Vanguard equity exchange-traded funds across a broad range of domestic asset classes.

  The Fund maintained similar exposures to its benchmark in calendar year 2024 and achieved performance results that were highly correlated to the benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,969	$10,069	$10,048
12/31/2016	$11,179	$11,321	$11,327
12/31/2017	$13,434	$13,753	$13,721
12/31/2018	$12,772	$13,058	$13,002
12/31/2019	$16,640	$17,135	$17,035
12/31/2020	$19,939	$20,717	$20,593
12/31/2021	$25,071	$26,058	$25,877
12/31/2022	$20,372	$20,995	$20,907
12/31/2023	$25,510	$26,545	$26,334
12/31/2024	$31,148	$32,941	$32,604

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	22.10%	13.36%	12.03%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 1,191,755,422
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 2,253,974
InvestmentCompanyPortfolioTurnover		92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,191,755,422
# of Portfolio Holdings	7
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,253,974

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.2%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099229
Shareholder Report [Line Items]
Fund Name		LVIP Vanguard International Equity ETF Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.51%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. It currently consists of seven Vanguard equity exchange-traded funds and one money market fund. The Fund is rebalanced back to its target allocations on a quarterly basis and target allocations are reviewed annually.

  During the calendar year 2024, the Fund’s overweight to the real estate sector, which underperformed the broader benchmark, detracted from relative performance.

  Additionally, a modest allocation to small cap stocks detracted from relative performance, as small cap stocks underperformed large cap stocks during the period.

  Conversely, an overweight to Japanese equities benefitted relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,681	$9,635	$9,434
12/31/2016	$10,016	$10,160	$9,858
12/31/2017	$12,819	$12,941	$12,538
12/31/2018	$10,907	$11,107	$10,759
12/31/2019	$13,295	$13,502	$13,073
12/31/2020	$14,706	$15,010	$14,466
12/31/2021	$15,866	$16,273	$15,597
12/31/2022	$13,196	$13,646	$13,101
12/31/2023	$15,185	$15,772	$15,147
12/31/2024	$15,734	$16,587	$15,985

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	3.62%	3.43%	4.64%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 658,059,739
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 1,293,342
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$658,059,739
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,293,342

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Money Market Funds	0.2%
Other	(0.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099228
Shareholder Report [Line Items]
Fund Name		LVIP Vanguard International Equity ETF Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.26%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. It currently consists of seven Vanguard equity exchange-traded funds and one money market fund. The Fund is rebalanced back to its target allocations on a quarterly basis and target allocations are reviewed annually.

  During the calendar year 2024, the Fund’s overweight to the real estate sector, which underperformed the broader benchmark, detracted from relative performance.

  Additionally, a modest allocation to small cap stocks detracted from relative performance, as small cap stocks underperformed large cap stocks during the period.

  Conversely, an overweight to Japanese equities benefitted relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,705	$9,635	$9,434
12/31/2016	$10,065	$10,160	$9,858
12/31/2017	$12,915	$12,941	$12,538
12/31/2018	$11,015	$11,107	$10,759
12/31/2019	$13,461	$13,502	$13,073
12/31/2020	$14,927	$15,010	$14,466
12/31/2021	$16,145	$16,273	$15,597
12/31/2022	$13,461	$13,646	$13,101
12/31/2023	$15,530	$15,772	$15,147
12/31/2024	$16,130	$16,587	$15,985

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	3.86%	3.68%	4.90%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 658,059,739
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 1,293,342
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$658,059,739
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,293,342

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Money Market Funds	0.2%
Other	(0.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043861
Shareholder Report [Line Items]
Fund Name		LVIP Wellington SMID Cap Value Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.02%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

United States (U.S.) equities rose during the twelve-month period ended December 31, 2024, driven by gains in mega-cap technology companies, Donald Trump's election win, and strong corporate earnings.

  The Fund outperformed the Russell 2500 Value Index during the twelve-month period ended 31 December 2024. Relative outperformance was driven by sector allocation, a residual of the Fund's bottom-up stock selection process. Overweight allocations to Utilities and Financials contributed to results. Security selection was also a relative contributor during the period, driven by strong selection within the Real Estate sector.

  Top contributors to relative performance during the period included overweight positions in American Healthcare REIT (Real Estate), Flex (Information Technology), and an out-of-benchmark position in StepStone Group (Financials).

  Top relative detractors during the period included overweight positions in Integra LifeSciences (Health Care), Flagstar Financial (Financials), and Goodyear Tire&Rubber (Consumer Discretionary). The Fund sold off its position in Flagstar Financial prior to year-end.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2500™ Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,824	$10,069	$9,451
12/31/2016	$11,080	$11,321	$11,833
12/31/2017	$12,537	$13,753	$13,059
12/31/2018	$10,688	$13,058	$11,445
12/31/2019	$13,923	$17,135	$14,142
12/31/2020	$14,135	$20,717	$14,832
12/31/2021	$18,075	$26,058	$18,953
12/31/2022	$16,227	$20,995	$16,473
12/31/2023	$18,976	$26,545	$19,105
12/31/2024	$21,260	$32,941	$21,204

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Service Class	12.04%	8.83%	7.83%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2500™ Value Index	10.98%	8.44%	7.81%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 370,742,141
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 2,532,790
InvestmentCompanyPortfolioTurnover		148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,742,141
# of Portfolio Holdings	92
Portfolio Turnover Rate	148%
Total Advisory Fees Paid	$2,532,790

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Money Market Fund	0.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.7%
Insurance	6.2%
Oil, Gas & Consumable Fuels	5.9%
Machinery	5.6%
Capital Markets	4.2%

Material Fund Change [Text Block]
C000043862
Shareholder Report [Line Items]
Fund Name		LVIP Wellington SMID Cap Value Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$82	0.77%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

United States (U.S.) equities rose during the twelve-month period ended December 31, 2024, driven by gains in mega-cap technology companies, Donald Trump's election win, and strong corporate earnings.

  The Fund outperformed the Russell 2500 Value Index during the twelve-month period ended 31 December 2024. Relative outperformance was driven by sector allocation, a residual of the Fund's bottom-up stock selection process. Overweight allocations to Utilities and Financials contributed to results. Security selection was also a relative contributor during the period, driven by strong selection within the Real Estate sector.

  Top contributors to relative performance during the period included overweight positions in American Healthcare REIT (Real Estate), Flex (Information Technology), and an out-of-benchmark position in StepStone Group (Financials).

  Top relative detractors during the period included overweight positions in Integra LifeSciences (Health Care), Flagstar Financial (Financials), and Goodyear Tire&Rubber (Consumer Discretionary). The Fund sold off its position in Flagstar Financial prior to year-end.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2500™ Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,848	$10,069	$9,451
12/31/2016	$11,135	$11,321	$11,833
12/31/2017	$12,631	$13,753	$13,059
12/31/2018	$10,795	$13,058	$11,445
12/31/2019	$14,098	$17,135	$14,142
12/31/2020	$14,348	$20,717	$14,832
12/31/2021	$18,394	$26,058	$18,953
12/31/2022	$16,554	$20,995	$16,473
12/31/2023	$19,408	$26,545	$19,105
12/31/2024	$21,798	$32,941	$21,204

Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Standard Class	12.32%	9.11%	8.10%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2500™ Value Index	10.98%	8.44%	7.81%

Performance Table Market Index Changed [Text Block]		In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.
AssetsNet		$ 370,742,141
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 2,532,790
InvestmentCompanyPortfolioTurnover		148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,742,141
# of Portfolio Holdings	92
Portfolio Turnover Rate	148%
Total Advisory Fees Paid	$2,532,790

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Money Market Fund	0.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.7%
Insurance	6.2%
Oil, Gas & Consumable Fuels	5.9%
Machinery	5.6%
Capital Markets	4.2%

Material Fund Change [Text Block]
C000170902
Shareholder Report [Line Items]
Fund Name		LVIP Western Asset Core Bond Fund
Class Name		Service Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$80	0.80%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The fixed income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (Fed) target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. In 2024, the Fund underperformed the Bloomberg U.S. Aggregate Index, net of fees.

  The largest contributor to the Fund's performance was its overweight to structured products, including non-agency RMBS, CMBS and ABS, as spreads generally tightened. The Fund's overweight exposure to investment-grade corporate credit also significantly contributed to performance as corporate bond spreads tightened. The Fund's tactical positioning in agency MBS and TIPS also contributed to performance. Finally, the Fund's emerging markets (EM) exposure contributed to performance as USD-denominated EM bond spreads tightened over the period.

  The Fund's tactical interest rate position was the main detractor over the year. The Fund was generally overweight duration relative to the benchmark, which detracted from performance as yields rose. Interest rate derivatives, including futures, options and swaps were used to tactically adjust the Fund's duration and yield curve positioning. Credit index derivatives were used to adjust the Fund's exposure to credit index spread levels.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
7/14/2016	$10,000	$10,000	$10,000
12/31/2016	$9,656	$9,701	$9,693
12/31/2017	$10,068	$10,030	$10,037
12/31/2018	$9,940	$10,044	$10,038
12/31/2019	$10,955	$10,912	$10,913
12/31/2020	$11,911	$11,730	$11,732
12/31/2021	$11,677	$11,542	$11,551
12/31/2022	$9,736	$10,042	$10,048
12/31/2023	$10,339	$10,576	$10,604
12/31/2024	$10,385	$10,720	$10,736

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 7/14/2016
Service Class	0.44%	(1.06%)	0.45%
Morningstar US Core Bond Index	1.36%	(0.36%)	0.82%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	0.84%

Performance Inception Date		Jul. 14, 2016
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 514,885,273
Holdings Count | Holding		1,481
Advisory Fees Paid, Amount		$ 2,269,287
InvestmentCompanyPortfolioTurnover		95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$514,885,273
# of Portfolio Holdings	1,481
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$2,269,287

Holdings [Text Block]

Asset Allocation

Corporate Bonds	29.3%
Agency Mortgage-Backed Securities	26.6%
U.S. Treasury Obligations	20.0%
Non-Agency Asset-Backed Securities	8.2%
Non-Agency Collateralized Mortgage Obligations	4.0%
Agency Collateralized Mortgage Obligations	3.7%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Money Market Fund	1.9%
Sovereign Bonds	1.5%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	1.3%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	48.8%
AAA	13.2%
AA	6.2%
A	13.9%
BBB	14.8%
BB	0.2%
B	0.1%
Not Rated	2.8%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.3%
Oil & Gas	2.9%
Pipelines	2.2%
Telecommunications	1.6%
Pharmaceuticals	1.6%

Material Fund Change [Text Block]
C000170901
Shareholder Report [Line Items]
Fund Name		LVIP Western Asset Core Bond Fund
Class Name		Standard Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$55	0.55%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The fixed income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (Fed) target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. In 2024, the Fund underperformed the Bloomberg U.S. Aggregate Index, net of fees.

  The largest contributor to the Fund's performance was its overweight to structured products, including non-agency RMBS, CMBS and ABS, as spreads generally tightened. The Fund's overweight exposure to investment-grade corporate credit also significantly contributed to performance as corporate bond spreads tightened. The Fund's tactical positioning in agency MBS and TIPS also contributed to performance. Finally, the Fund's emerging markets (EM) exposure contributed to performance as USD-denominated EM bond spreads tightened over the period.

  The Fund's tactical interest rate position was the main detractor over the year. The Fund was generally overweight duration relative to the benchmark, which detracted from performance as yields rose. Interest rate derivatives, including futures, options and swaps were used to tactically adjust the Fund's duration and yield curve positioning. Credit index derivatives were used to adjust the Fund's exposure to credit index spread levels.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
7/14/2016	$10,000	$10,000	$10,000
12/31/2016	$9,668	$9,701	$9,693
12/31/2017	$10,107	$10,030	$10,037
12/31/2018	$10,002	$10,044	$10,038
12/31/2019	$11,051	$10,912	$10,913
12/31/2020	$12,045	$11,730	$11,732
12/31/2021	$11,838	$11,542	$11,551
12/31/2022	$9,894	$10,042	$10,048
12/31/2023	$10,481	$10,576	$10,604
12/31/2024	$10,554	$10,720	$10,736

Average Annual Return [Table Text Block]
	1 year	5 years	Since Inception 7/14/2016
Standard Class	0.69%	(0.92%)	0.64%
Morningstar US Core Bond Index	1.36%	(0.36%)	0.82%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	0.84%

Performance Inception Date		Jul. 14, 2016
Performance Table Market Index Changed [Text Block]

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

AssetsNet		$ 514,885,273
Holdings Count | Holding		1,481
Advisory Fees Paid, Amount		$ 2,269,287
InvestmentCompanyPortfolioTurnover		95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$514,885,273
# of Portfolio Holdings	1,481
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$2,269,287

Holdings [Text Block]

Asset Allocation

Corporate Bonds	29.3%
Agency Mortgage-Backed Securities	26.6%
U.S. Treasury Obligations	20.0%
Non-Agency Asset-Backed Securities	8.2%
Non-Agency Collateralized Mortgage Obligations	4.0%
Agency Collateralized Mortgage Obligations	3.7%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Money Market Fund	1.9%
Sovereign Bonds	1.5%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	1.3%

Credit Quality Explanation [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
U.S. Government	48.8%
AAA	13.2%
AA	6.2%
A	13.9%
BBB	14.8%
BB	0.2%
B	0.1%
Not Rated	2.8%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.3%
Oil & Gas	2.9%
Pipelines	2.2%
Telecommunications	1.6%
Pharmaceuticals	1.6%

Material Fund Change [Text Block]